First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 95.9%
	Alabama – 3.1%
$1,000,000	AL Federal Aid Hwy Fin Auth Spl Oblig Rev, GARVEE	5.00%	09/01/30	$1,059,881
350,000	AL St Port Auth Docks Facs Rev Ref Docks Facs Rev, Ser A, AMT, AGM	5.00%	10/01/24	367,435
140,000	Birmingham AL Spl Care Facs Fing Auth Hlthcare Fac Ref Children’s Hosp of AL	5.00%	06/01/26	149,735
130,000	Birmingham AL Spl Care Facs Fing Auth Hlthcare Fac Ref Children’s Hosp of AL	5.00%	06/01/27	138,960
250,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj #5, Ser A-1	4.00%	04/01/25	254,933
490,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj #5, Ser A-1 (Mandatory put 10/01/26)	4.00%	10/01/49	498,169
275,000	Black Belt Energy Gas Dist AL Gas Sply Rev, Ser A (Mandatory put 07/01/22)	4.00%	08/01/47	276,109
1,000,000	Columbia AL Indl Dev Brd Poll Control Rev Var Ref AL Pwr Co Proj, Ser B (a)	0.39%	12/01/37	1,000,000
100,000	Greenville AL Pub Impt Cooperative Pub Impt Rev Greenville Funding, BAM	5.00%	03/01/25	106,846
740,000	Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev Infirmary Hlth Sys Inc, Ser A	5.00%	02/01/25	785,088
245,000	Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev Infirmary Hlth Sys Inc, Ser A	5.00%	02/01/28	263,659
500,000	Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev Infirmary Hlth Sys Inc, Ser A	5.00%	02/01/36	531,127
300,000	Midcity Impt Dist AL Spl Assmnt Rev	3.88%	11/01/27	273,847
300,000	Mobile AL Indl Dev Brd Poll Control Rev Var AL Pwr Co Barry Plant Remk (Mandatory put 12/12/2023)	2.90%	07/15/34	301,698
225,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #1, Ser A (Mandatory put 04/01/24)	4.00%	04/01/49	227,650
10,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A	4.00%	06/01/23	10,123
350,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A	4.00%	10/01/23	355,348
500,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A	4.00%	10/01/25	511,900
155,000	Univ of AL at Birmingham Gen Rev Brd of Trustees, Ser A	4.00%	10/01/22	156,579
250,000	Warrior River AL Wtr Auth Wtr Rev Ref, BAM	3.00%	08/01/23	251,872
				7,520,959
	Alaska – 0.1%
310,000	AK St Intl Arpts Revs Ref, Ser C, AMT	5.00%	10/01/22	313,831
	Arizona – 2.3%
110,000	AZ St Indl Dev Auth Edu Rev Greathearts AZ Proj, Ser A	4.00%	07/01/23	112,118
155,000	AZ St Indl Dev Auth Edu Rev Jerome Fac Proj Social Bonds, Ser B	5.00%	07/01/27	161,245
155,000	AZ St Indl Dev Auth Edu Rev Jerome Fac Proj Social Bonds, Ser B	5.00%	07/01/29	160,586
115,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (b)	4.00%	07/15/26	115,481
600,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/25	620,169
1,000,000	AZ St Indl Dev Auth Rev Lincoln S Beltway Proj	5.00%	05/01/27	1,105,854
1,000,000	Coconino Cnty AZ Poll Controlcorp Ref NV Pwr Company Remk, Ser A, AMT (Mandatory put 03/31/23)	1.88%	09/01/32	996,731
95,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Ref Royal Oaks Life Care Cmnty	4.00%	05/15/29	95,916
615,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Sch Proj	5.00%	07/01/24	642,655
580,000	Phoenix AZ Indl Dev Auth Edu Rev Ref Basis Sch (b)	5.00%	07/01/35	594,951

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona (Continued)
$500,000	Pima Cnty AZ Indl Dev Auth Edu Rev Fac Amern Leadership Acdmy Proj (b)	5.00%	06/15/47	$502,099
110,000	Salt Verde AZ Finl Corp Sr Gas Rev Sr	5.25%	12/01/22	111,831
280,000	Santa Cruz Cnty AZ Pledged Rev Ref, AGM	4.00%	07/01/34	291,812
				5,511,448
	Arkansas – 0.1%
110,000	AR St Dev Fin Auth Hlthcare Facs Rev Carti Surgery Ctr Proj, Ser B	4.00%	07/01/23	110,906
140,000	AR St Dev Fin Auth Hlthcare Facs Rev Carti Surgery Ctr Proj, Ser B	4.00%	07/01/25	140,714
				251,620
	California – 4.1%
200,000	CA Sch Fin Auth Sch Fac Rev Kipp L.A. Proj, Ser A (b)	4.00%	07/01/23	202,699
25,000	CA St Enterprise Dev Auth Stdt Hsg Rev M@College Proj, Ser A	5.00%	08/01/23	25,614
50,000	CA St Enterprise Dev Auth Stdt Hsg Rev M@College Proj, Ser A	5.00%	08/01/24	51,855
205,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys W, Ser A	5.00%	03/01/23	210,253
535,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys W, Ser A	4.00%	03/01/33	536,619
385,000	CA St Hlth Facs Fing Auth Rev El Camino Hosp	5.00%	02/01/33	421,438
105,000	CA St Muni Fin Auth Sr Living Rev Mt San Antonio Gardens Proj, Ser A	5.00%	11/15/26	110,424
300,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	301,378
150,000	CA St Pub Wks Brd Lease Rev Ref Dept Correction & Rehab CA St Prison Kern Cnty	5.00%	06/01/26	150,445
25,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No. 1	4.00%	09/01/22	25,134
40,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No. 1	4.00%	09/01/23	40,448
50,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No. 1	4.00%	09/01/24	50,641
80,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No. 1	4.00%	09/01/25	81,010
325,000	CA St Stwd Cmntys Dev Auth Stwd Rev Dev Auth, Ser 2021A	4.00%	09/02/24	327,501
355,000	CA St Stwd Cmntys Dev Auth Stwd Rev Dev Auth, Ser 2021A	4.00%	09/02/25	357,594
265,000	Cathedral City CA Redev Agy Successor Agy Tax Allocation Rev Ref Sub Hsg Merged Redev Proj Area, Ser C	4.00%	08/01/23	269,722
115,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	3.00%	09/01/23	114,923
100,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/26	102,072
295,000	Fontana CA Spl Tax Summit at Rosena Phase One	3.00%	09/01/24	292,044
160,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Enhanced Asset Bkd, Ser A	5.00%	06/01/30	165,087
195,000	Hemet CA Unif Sch Dist Facs Dist Spl Tax Ref	4.00%	09/01/25	199,429
25,000	Irvine CA Impt Bond Act 1915 Ltd Oblig Re-Assmnt Dist #13-1	5.00%	09/02/23	25,962
400,000	Long Beach CA Bond Fin Auth Nat Gas Pur Rev, Ser A	5.25%	11/15/22	406,515
95,000	March Jt Pwrs Redev Agy Successor Agy CA Tax Allocation Ref March Air Force Base Redev Proj, Ser A, BAM	4.00%	08/01/27	99,894
1,705,000	Milpitas CA Redev Agy Successor Agy Tax Allocation Ref Redev Proj Area #1	5.00%	09/01/28	1,832,637
85,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Rev Grantline 208 Cmnty Fac Dt #2018-1	3.00%	09/01/23	84,503
90,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Rev Grantline 208 Cmnty Fac Dt #2018-1	3.00%	09/01/24	88,031
365,000	Rio Vista CA Pub Fing Auth Spl Tax Rev Ref	5.00%	09/01/24	383,632
575,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1	5.00%	09/01/27	589,854

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$195,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	3.00%	09/01/24	$192,177
240,000	Roseville CA Fin Auth Spl Tax Rev Ref, Ser A	5.00%	09/01/25	259,013
60,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	3.00%	09/01/24	58,899
70,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	3.00%	09/01/25	68,064
85,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	4.00%	09/01/26	86,385
65,000	San Diego CA Unif Sch Dist Ref Election 1998, Ser C-2, AGM	5.50%	07/01/25	70,898
100,000	San Diego Cnty CA Regl Arpt Auth Subord Ref, Ser A	5.00%	07/01/24	104,668
140,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref 2nd Ser, Ser A	4.00%	05/01/26	146,302
100,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref Second Ser, Ser A, AMT	5.00%	05/01/24	100,000
200,000	San Francisco CA City & Cnty Dcnty Dev Spl Tax Dist No Mission Rock Fac and Svcs, Ser A (b)	4.00%	09/01/26	202,490
150,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1, Ser 2021	4.00%	09/01/25	151,799
400,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1, Ser 2021	4.00%	09/01/26	404,595
175,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/25	179,587
100,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/26	102,964
50,000	Temecula CA Pub Fing Auth Spl Tax Ref, BAM	5.00%	09/01/25	54,044
125,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Asset Securitization Corp Class 1, Ser A	5.00%	06/01/25	131,528
				9,860,771
	Colorado – 1.8%
500,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp	5.00%	12/15/28	520,769
110,000	CO St Eductnl & Cultural Facs Auth Rev Ref Chrt Sch Stargate Chrt Sch Proj, Ser A	5.00%	12/01/25	117,975
100,000	CO St Eductnl & Cultural Facs Auth Rev Ref N Star Acdmy Chrt Sch Proj	4.00%	11/01/23	102,096
215,000	CO St Hgr Edu Capital Const Lease Pur Prog, COPS	5.00%	11/01/25	232,056
130,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser B-1 (Mandatory put 08/01/25)	5.00%	08/01/49	137,144
1,000,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/23	1,040,465
80,000	CO St Hlth Facs Auth Rev Ref Parkview Med Cntr, Ser A	3.25%	09/01/25	81,152
275,000	CO St Hlth Facs Auth Rev Ref Parkview Med Cntr, Ser B	5.00%	09/01/28	293,955
220,000	CO St Hlth Facs Auth Rev Sch Hlth Sys, Ser A	5.00%	01/01/29	228,911
355,000	CO St, Ser A, COPS	5.00%	12/15/25	385,304
125,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	5.00%	12/01/23	130,123
220,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/25	233,944
150,000	Denver City & Cnty CO Arpt Rev Sys, Ser A, AMT	5.00%	11/15/24	152,269
30,000	E-470 CO Pub Hwy Auth Cap Apprec Sr, Ser B, NATL-RE	(c)	09/01/22	29,851
15,000	E-470 CO Pub Hwy Auth Cap Apprec Sr, Ser B, NATL-RE	(c)	09/01/23	14,546
500,000	Eagle Cnty CO Sch Dist Re50 Jt Garfield & Routt Cnty	5.00%	12/01/30	550,039
10,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/24	10,579
135,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/34	143,087
				4,404,265

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Connecticut – 4.4%
$100,000	CT St	5.00%	08/01/31	$106,552
50,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser E	5.00%	07/01/25	52,539
170,000	CT St Hlth & Eductnl Facs Auth Rev Ref	5.00%	07/01/29	181,202
1,205,000	CT St Hlth & Eductnl Facs Auth Rev Stamford Hosp, Ser J	5.00%	07/01/42	1,212,005
650,000	CT St Hlth & Eductnl Facs Auth Rev Temps 50 Mclean Issue, Ser B-2 (b)	2.75%	01/01/26	635,335
1,000,000	CT St Social Bonds Ref, Ser D	5.00%	07/15/24	1,054,891
375,000	CT St Spl Tax Oblig Rev Ref Transprtn Infra, Ser B	5.00%	08/01/27	402,217
165,000	CT St Spl Tax Oblig Rev Transprtn Infra, Ser A	5.00%	09/01/33	172,965
1,000,000	CT St, Ser 2021A	4.00%	01/15/26	1,047,660
1,000,000	CT St, Ser D	4.00%	08/15/29	1,046,157
155,000	CT St, Ser E	5.00%	09/15/25	167,148
105,000	Hamden CT Ref, BAM	3.00%	08/15/22	105,462
250,000	Hamden CT Ref, BAM	4.00%	08/15/23	255,636
400,000	Hamden CT Ref, BAM	4.00%	08/15/24	413,880
315,000	Hamden CT Ref, Ser A, BAM	5.00%	08/01/23	325,782
145,000	Hamden CT Ref, Ser A, BAM	5.00%	08/01/24	153,105
200,000	Hamden CT Ref, Ser A, BAM	5.00%	08/01/25	215,485
250,000	Hamden CT Ref, Ser A, BAM	5.00%	08/15/26	274,090
1,500,000	Harbor Point CT Infra Impt Dist Spl Oblg Rev Ref Harbor Point Proj Ltd (b)	5.00%	04/01/30	1,609,765
25,000	Univ of CT CT Ref, Ser A	5.00%	03/15/27	27,082
970,000	Univ of CT CT, Ser A	5.00%	11/01/26	1,062,611
75,000	Univ of CT CT, Ser A	5.00%	02/15/28	79,563
25,000	Univ of CT CT, Ser A	5.00%	11/01/35	27,613
				10,628,745
	Delaware – 0.8%
2,000,000	Delaware River & Bay Auth De Rev, Ser A	5.00%	01/01/42	2,037,842
	District of Columbia – 0.2%
480,000	DC Wtr & Swr Auth Pub Util Rev Ref Sub Lien, Ser C	5.00%	10/01/26	510,027
	Florida – 8.9%
110,000	Alachua Cnty FL Hlth Facs Auth Ccrc Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/24	112,564
100,000	Alachua Cnty FL Hlth Facs Auth Ccrc Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/25	102,596
105,000	Alachua Cnty FL Hlth Facs Auth Ccrc Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/26	107,645
150,000	Alachua Cnty FL Hlth Facs Auth Shands Teaching Hosp & Clinics, Ser A	5.00%	12/01/26	158,192
500,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2021	2.38%	05/01/26	473,918
250,000	Berry Bay CDD FL Spl Assmt Rev Assmt Area 1	2.63%	05/01/26	237,825
2,000,000	Collier Cnty FL Eductnl Facs Auth Rev Eductnl Facs Hodges Univ Inc	6.13%	11/01/43	2,111,091
565,000	Cross Creek N CDD FL Spl Assmnt	3.40%	05/01/27	542,637
1,000,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area Two	3.00%	05/01/27	936,485
375,000	Epperson N CDD FL Capital Impt Rev Assmnt Area Three, Ser A	2.45%	11/01/26	343,127
550,000	FL St Brd of Governors FL Intl Univ Dorm Rev Ref, Ser A, BAM	5.00%	07/01/27	609,721
110,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/24	110,588
330,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/25	331,389

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$155,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/26	$155,287
150,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/28	148,896
105,000	FL St Dev Fin Corp Sr Living Rev Ref Glenridge on Palmer Ranch Proj	4.00%	06/01/24	105,143
100,000	FL St Dev Fin Corp Sr Living Rev Ref Glenridge on Palmer Ranch Proj	4.00%	06/01/25	99,711
2,000,000	Gainesville FL Utilities Sys Rev Var Ref Remk, Ser B (a)	0.32%	10/01/42	2,000,000
785,000	Gtr Orlando FL Aviation Auth Arpt Facs Rev Prerefunded Priority Sub, Ser A, AMT	5.00%	10/01/24	828,804
185,000	Gulfstream Polo Cmnty Dev Dist FL Spl Assmnt Phase 2 Proj	3.00%	11/01/24	181,423
405,000	Hills Minneola Cmnty Dev Dist FL Spl Assmnt Rev S Parcel Assmnt Area (b)	3.00%	05/01/25	391,028
2,000,000	Hillsborough Cnty FL Indl Devauth Hlth Sys Rev Ref Baycare Hlth Sys, Ser B (a)	0.32%	11/01/38	2,000,000
450,000	Hollywood Beach FL Cmnty Dev Dist Rev CDD Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/23	466,283
575,000	Hollywood Beach FL Cmnty Dev Dist Rev CDD Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/24	600,226
335,000	Jea FL Elec Sys Rev Sub, Ser B	5.00%	10/01/22	339,822
100,000	Lakeland FL Hosp Sys Rev Lakeland Regl Hlth	5.00%	11/15/33	106,346
230,000	Lakes of Sarasota CDD FL Impt Rev Phase 1 Proj, Ser A-1	2.75%	05/01/26	214,820
255,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref Country Club E Proj, AGM	5.00%	05/01/25	269,735
720,000	Ltc Ranch W Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area One Proj, Ser A	2.50%	05/01/26	685,021
500,000	Mirada II Cmnty Dev Dist FL Cap Impt Rev	2.50%	05/01/26	473,805
180,000	N Springs FL Impt Dist Heron Bay Wtr Mgmt Proj, Ser 2021-1, AGM	2.00%	05/01/23	178,545
370,000	N Springs FL Impt Dist Heron Bay Wtr Mgmt Proj, Ser 2021-1, AGM	2.00%	05/01/24	360,795
380,000	N Springs FL Impt Dist Heron Bay Wtr Mgmt Proj, Ser 2021-1, AGM	2.00%	05/01/25	364,603
385,000	N Springs FL Impt Dist Heron Bay Wtr Mgmt Proj, Ser 2021-1, AGM	2.00%	05/01/26	363,717
25,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys	5.00%	08/01/31	26,592
270,000	Palm Beach Cnty FL Hlth Facs Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp	5.00%	11/15/32	291,300
230,000	Parkway Ctr FL CDD Spl Assmnt Rev Ref Assmt Area, Ser 1	3.50%	05/01/22	230,000
200,000	Pine Isle Cmnty Dev Dist FL Spl Assmnt 2021 Proj (b)	2.38%	12/15/26	186,780
100,000	Poinciana FL W CDD Spl Assmnt Ref Sr, Ser 1, AGM	3.60%	05/01/26	102,695
125,000	Rhodine Road N CDD FL Spl Assmnt	3.50%	05/01/24	124,769
115,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/23	115,965
145,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/24	146,395
385,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.00%	05/01/23	384,625
375,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.00%	05/01/24	372,988
240,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.00%	05/01/25	236,482
250,000	Shingle Creek at Bronson CDD FL Spl Assmnt	2.50%	06/15/26	233,369
375,000	Silver Palms W CDD FL Spl Assmnt 2022 Proj	2.60%	06/15/27	352,073
350,000	Six Mile Creek FL CDD Capital Impt Rev Assmnt Area 3 Phase 1	2.50%	05/01/26	331,443

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$30,000	Tampa FL Capital Impt Cigarette Tax Allocation H Lee Moffitt Cancer Ctr Proj, Ser A	5.00%	09/01/24	$31,705
525,000	Timber Creek SW CDD FL Spl Assmnt Area Two Proj	2.35%	12/15/26	494,097
735,000	Tolomato FL CDD Ref, Ser A, AGM	3.00%	05/01/24	737,320
375,000	V Dana CDD FL Spl Assmnt CDD Assmnt Area One 2021 Proj	2.60%	05/01/26	351,677
125,000	Vlg FL CDD #6 Spl Assmnt Rev Ref	4.00%	05/01/25	128,270
250,000	Westside Haines City CDD Spl Assmnt Assmnt Area One Proj	2.50%	05/01/26	236,865
				21,627,198
	Georgia – 1.1%
100,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plant Vogtle Proj Remk (Mandatory put 06/13/24)	2.15%	10/01/32	98,042
100,000	Clayton Cnty GA & Clayton Cnty Wtr Auth Wtr & Sewage Rev Ref	5.00%	05/01/23	100,223
155,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	4.00%	07/01/22	155,231
175,000	Gainesville & Hall Cnty GA Hosp Auth Ref NE GA Hlth Sys Inc Proj, Ser A	5.00%	02/15/24	183,163
290,000	Glynn Brunswick GA Memorial Hosp Auth Ref Antic Ctfs SE GA Hlth	5.00%	08/01/23	299,672
715,000	Madison Cnty GA Sch Dist Ref Capital Impt Proj, COPS	4.00%	05/01/25	742,216
120,000	Main Street Nat Gas Inc GA Gas Rev, Ser A	5.50%	09/15/23	124,404
240,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/25	250,479
500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C	5.00%	09/01/26	531,936
165,000	Muni Elec Auth of GA Ref Plant Vogtle Units 3&4 Proj J, Ser A, AGM	5.00%	01/01/27	181,378
				2,666,744
	Guam – 0.4%
85,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev	5.00%	07/01/23	87,406
785,000	Guam Intl Arpt Auth Prerefunded Gen, Sec C, AGM, AMT	6.13%	10/01/43	825,698
				913,104
	Hawaii – 0.9%
2,000,000	HI St Dept of Budget & Fin Spl Purp Rev Ref Hawaiian Elec Co Inc, Ser A, AMT	3.10%	05/01/26	1,981,374
150,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref Sr First Bd Resolution, Ser B	4.00%	07/01/32	155,562
				2,136,936
	Illinois – 8.3%
1,000,000	Boone McHenry & DeKalb Cntys IL Cmnty Unit Sch Dist #100 Ref, Ser B	4.00%	01/01/27	1,053,524
160,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(c)	12/01/22	157,783
150,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(c)	12/01/23	142,943
175,000	Chicago IL Brd of Edu Green Bond, Ser E	5.13%	12/01/32	181,291
190,000	Chicago IL Brd of Edu Ref, Ser A, AMBAC	5.50%	12/01/23	198,647
400,000	Chicago IL Brd of Edu Ref, Ser C	5.00%	12/01/22	406,690
1,000,000	Chicago IL Met Wtr Reclamation Dist Greater Chicago Ref, Ser C	5.00%	12/01/24	1,059,994
100,000	Chicago IL O’Hare Intl Arpt Rev Ref, Ser B	5.00%	01/01/26	105,430
580,000	Chicago IL O’Hare Intl Arpt Rev Ref, Ser B	5.00%	01/01/27	611,493
140,000	Chicago IL O’Hare Intl Arpt Rev Sr Lien, Ser E	5.00%	01/01/25	147,971
100,000	Chicago IL Park Dist Ref Ltd Tax, Ser B	5.00%	01/01/23	102,032

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$540,000	Chicago IL Park Dist Ref Ltd Tax, Ser B	5.00%	01/01/28	$558,151
125,000	Chicago IL Ref Proj, Ser A	5.00%	01/01/27	128,791
210,000	Chicago IL Ref Remk, 2003B	5.00%	01/01/26	219,767
100,000	Chicago IL Ref Remk, 2003B	5.13%	01/01/27	104,825
110,000	Chicago IL Ref, Ser C	5.00%	01/01/26	116,021
260,000	Chicago IL Ref, Ser C	5.00%	01/01/35	271,906
65,000	Chicago IL Ref, Ser C, CABS	(c)	01/01/25	58,812
500,000	Chicago IL Wstwtr Trans Rev Ref Second Lien Remk, Ser C	5.00%	01/01/27	531,112
100,000	Chicago IL Wstwtr Trans Rev Second Lien Ref, Ser B	5.00%	01/01/24	103,967
165,000	Chicago IL Wstwtr Trans Rev Second Lien Ref, Ser B	5.00%	01/01/26	178,457
390,000	Chicago IL Wtrwks Rev 2nd Lien Proj	5.00%	11/01/27	410,027
150,000	Chicago IL, Ser A	5.00%	01/01/26	156,977
90,000	Ford Champaign Etc Cntys IL Cmnty Unit Sch Dist #10 Sch Bldg, Ser A, AGM	4.00%	12/01/25	94,109
205,000	Glencoe IL, Ser A	3.00%	12/15/28	208,380
115,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	116,482
395,000	IL St	5.00%	05/01/23	404,416
125,000	IL St	5.00%	05/01/24	130,043
150,000	IL St	5.00%	05/01/27	155,369
195,000	IL St	5.00%	06/01/27	207,603
520,000	IL St	4.00%	01/01/31	523,779
195,000	IL St Fin Auth Hlth Svcs Facs Lease Rev Univ of IL Hlth Svcs Fac Proj	5.00%	10/01/24	204,900
1,750,000	IL St Fin Auth Rev Ref Ascension Hlth Credit Grp, Ser C	5.00%	02/15/27	1,926,567
85,000	IL St Ref	4.00%	08/01/25	85,462
80,000	IL St Sales Tax Rev First Ser, NATL-RE	6.00%	06/15/23	82,902
160,000	IL St Sales Tax Rev, Ser P	6.50%	06/15/22	160,825
150,000	IL St, Ser A	5.25%	05/01/22	150,000
100,000	IL St, Ser A	4.00%	01/01/24	100,181
15,000	IL St, Ser A	4.00%	01/01/25	15,025
700,000	IL St, Ser C	5.00%	11/01/29	747,758
280,000	IL St, Ser D	5.00%	11/01/23	289,326
520,000	IL St, Ser D	5.00%	11/01/24	544,943
420,000	Lee & Ogle Cntys IL Cmnty Unit Sch Dist #275 Ref, Ser B, AGM	4.50%	12/01/27	426,704
350,000	Macon Cnty IL Sch Dist #61 Ref, Ser C, AGM	4.00%	01/01/26	367,286
725,000	Macon Cnty IL Sch Dist #61 Ref, Ser C, AGM	4.00%	01/01/30	753,174
700,000	Macon Cnty IL Sch Dist #61, AGM	4.00%	12/01/25	733,913
150,000	Met Pier & Exposition Auth IL Rev Ref McCormick Place Proj, Ser B	4.25%	06/15/42	150,473
100,000	Met Pier & Exposition Auth IL Rev Ref McCormick Place Proj, Ser B, BAM	5.00%	06/15/52	100,402
170,000	Met Pier & Exposition Auth IL Rev Ref McCormick Place, Ser B, BAM	4.25%	06/15/42	170,536
650,000	Northern IL Univ Revs Brd of Trustees Aux Facs Sys Rev N IL Univ Ref, BAM	5.00%	10/01/25	693,873
1,045,000	Peoria IL Ref, Ser C, AGM	5.00%	01/01/27	1,138,211
145,000	Springfield IL Elec Rev Ref Sr Lien	5.00%	03/01/26	153,784
910,000	Springfield IL Elec Rev Ref Sr Lien	5.00%	03/01/27	964,875
570,000	Springfield IL Elec Rev Ref Sr Lien	5.00%	03/01/31	602,937
700,000	Sthrn IL St Univ Ref Sthrn IL Univ Hsg and Aux Facs Sys, Ser A, BAM	4.00%	04/01/25	725,439
				20,136,288
	Indiana – 1.0%
125,000	IN Bond Bank Rev Hamilton Co Projs, CABS	(c)	01/15/26	111,800

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana (Continued)
$400,000	IN Univ Revs Ref Stdt Fee, Ser W-2	5.00%	08/01/22	$403,649
100,000	La Porte IN Wtrwks Rev, AGM	4.00%	01/01/24	101,909
105,000	La Porte IN Wtrwks Rev, AGM	4.00%	07/01/24	107,337
545,000	Merrillville IN Conservancy Dist	3.00%	01/15/23	549,542
1,000,000	Whiting IN Envrnmntl Facs Rev Ref Bp Products N America Inc Proj, Ser A, AMT (Mandatory put 06/05/26)	5.00%	12/01/44	1,066,472
				2,340,709
	Iowa – 1.7%
100,000	Bettendorf IA Ref, Ser D	5.00%	06/01/22	100,299
110,000	Pefa Inc IA Gas Proj Rev	5.00%	09/01/26	116,571
3,810,000	Pefa Inc IA Gas Proj Rev (Mandatory put 09/01/26)	5.00%	09/01/49	4,022,226
				4,239,096
	Kansas – 0.2%
270,000	Brown Cnty KS Horton Unif Sch Dist #430, BAM	4.00%	09/01/24	278,907
280,000	Brown Cnty KS Horton Unif Sch Dist #430, BAM	4.00%	09/01/25	292,294
				571,201
	Kentucky – 1.9%
165,000	Estrn KY Univ Gen Recpts, Ser A	5.00%	04/01/28	179,291
240,000	KY St Econ Dev Fin Auth Hlth Sys Rev Norton Hlthcare Inc, Ser B, NATL-RE	(c)	10/01/25	214,240
20,000	KY St Econ Dev Fin Auth Ref Owensboro Hlth, Ser A	5.00%	06/01/25	21,269
355,000	KY St Hgr Edu Stdt Loan Corp Sr, Ser A, AMT	5.00%	06/01/26	379,440
300,000	KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE	5.00%	09/01/25	319,808
125,000	KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE	5.00%	09/01/30	132,926
255,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser B (Mandatory put 01/01/25)	4.00%	01/01/49	260,238
1,210,000	KY St Pub Energy Auth Gas Sply Rev, Ser A (Mandatory put 04/01/24)	4.00%	04/01/48	1,227,381
630,000	KY St Pub Energy Auth Gas Sply Rev, Ser A (Mandatory put 06/01/26)	4.00%	12/01/50	645,335
105,000	KY St Pub Energy Auth Gas Sply Rev, Ser A-1 (Mandatory put 06/01/25)	4.00%	12/01/49	106,525
140,000	KY St Univ KY St Univ Proj, COPS, BAM	5.00%	11/01/25	150,572
125,000	KY St Univ KY St Univ Proj, COPS, BAM	5.00%	11/01/26	136,713
160,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/30	174,342
210,000	Paducah KY Elec Plant Brd Rev Ref, Ser A, AGM	5.00%	10/01/34	229,189
450,000	Univ of Louisville KY Ref, Ser A	5.00%	03/01/27	485,400
				4,662,669
	Louisiana – 2.4%
750,000	E Baton Rouge Parish LA Capital Impts Dist MoveBR Sales, Ser T	5.00%	08/01/25	808,799
500,000	E Baton Rouge Parish LA Sales Tax Rev Ref Road & Street Impt	5.00%	08/01/28	537,095
270,000	LA St Univ & Agric & Mech Clg Auxiliary	5.00%	07/01/23	278,272
150,000	LA St Univ & Agric & Mech Clg Ref Auxiliary, Ser A	5.00%	07/01/26	162,013
20,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/28	21,421
455,000	New Orleans LA Aviation Brd, Ser B, AMT	5.00%	01/01/31	472,657
100,000	New Orleans LA Aviation Brd, Ser B, AMT, AGM	5.00%	01/01/32	103,789
150,000	New Orleans LA Wtr Rev Wtr Rev	5.00%	12/01/26	162,416
400,000	New Orleans LA Wtr Rev Wtr Rev	5.00%	12/01/28	431,970
1,500,000	Saint Charles Parish LA Gulf Zone Opportunity Zone Rev Valero Energy Corp Conv (Mandatory put 06/01/22)	4.00%	12/01/40	1,502,362

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Louisiana (Continued)
$550,000	Saint John the Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Subser 2017B-1 (Mandatory put 07/01/24)	2.13%	06/01/37	$534,491
550,000	Saint John the Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Subser 2017B-2 (Mandatory put 07/01/26)	2.38%	06/01/37	520,489
105,000	Shreveport LA Wtr & Swr Impt	5.00%	09/01/22	106,112
250,000	Shreveport LA Wtr & Swr Rev Junior Lien, Ser C, BAM	5.00%	12/01/24	265,320
				5,907,206
	Maryland – 0.2%
115,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	4.00%	07/01/23	117,414
300,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	4.00%	07/01/24	309,990
100,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	5.00%	06/01/28	108,365
				535,769
	Massachusetts – 2.6%
2,000,000	MA St Bay Transprtn Auth Sales Tax Rev Subord Sustainability Bonds, BANS	4.00%	05/01/25	2,084,924
350,000	MA St Clg Bldg Auth, Ser A	5.00%	05/01/28	360,301
1,000,000	MA St Dev Fin Agy Rev N Hill Cmntys, Ser A (b)	6.50%	11/15/43	1,064,135
575,000	MA St Eductnl Fing Auth Sr, Ser B, AMT	5.00%	07/01/24	599,012
500,000	MA St Eductnl Fing Auth Sr, Ser B, AMT	5.00%	07/01/25	528,440
285,000	MA St Eductnl Fing Auth, Ser A, AMT	5.00%	01/01/26	297,866
1,415,000	MA St Wtr Res Auth Ref, Ser F	4.00%	08/01/38	1,466,208
				6,400,886
	Michigan – 3.8%
70,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/30	73,178
20,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/31	20,904
100,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Sr Lien Bond, Ser A	5.00%	07/01/25	106,371
575,000	Kalamazoo MI Econ Dev Corp Heritage Cmnty of Kalamazoo Revel Creek Proj Temps 60, Ser B2	2.63%	05/15/25	560,151
210,000	MI St Fin Auth Rev Multi Modal Mclaren Hlthcare, Ser A	5.00%	02/15/26	227,470
110,000	MI St Fin Auth Rev Ref Ascension Sr Credit Grp Remk, Ser E-1 (Mandatory put 08/15/24)	4.00%	11/15/44	113,470
330,000	MI St Fin Auth Rev Ref Beaumont Hlth Credit Grp	5.00%	08/01/28	346,377
85,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/36	85,657
350,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D1, AGM	5.00%	07/01/28	376,139
135,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D2, AGM	5.00%	07/01/24	141,883
1,035,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D2, AGM	5.00%	07/01/28	1,090,903
1,000,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D4	5.00%	07/01/29	1,043,897
250,000	MI St Fin Auth Rev Sr Lien Great Lakes Wtr Auth, Ser C-3, AGM	5.00%	07/01/27	263,937
90,000	MI St Hosp Fin Auth Ref Mclaren Hlthcare, Ser A	5.00%	06/01/24	90,396
425,000	MI St Hsg Dev Auth Sf Mtge Rev, Ser B	1.50%	06/01/22	425,010
1,500,000	MI St Strategic Fund Ltd Oblg Rev Var Green Bond Recycled Brd Machine Proj, AMT (Mandatory put 10/01/26)	4.00%	10/01/61	1,533,454
2,000,000	Oakland Univ MI Rev Gen, Ser A	5.00%	03/01/38	2,038,940
235,000	Wayne Cnty MI Arpt Auth Rev Detroit Met Wayne Cnty Arpt, Ser C, AMT	5.00%	12/01/29	244,481

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan (Continued)
$270,000	Wayne Cnty MI Arpt Auth Rev Detroit Met Wayne Cnty Arpt, Ser C, AMT	5.00%	12/01/30	$280,535
100,000	Wayne Cnty MI Arpt Auth Rev Ref Junior Lien, Ser A	5.00%	12/01/23	103,941
90,000	Wayne Cnty MI Arpt Auth Rev Ref, Ser F, AMT	5.00%	12/01/25	95,704
				9,262,798
	Minnesota – 0.1%
200,000	Duluth MN Econ Dev Auth Rev Ref Benedictine Hlth Sys, Ser A	3.00%	07/01/24	198,259
	Mississippi – 0.1%
225,000	MS St Busn Fin Corp Sol Wst Disp Rev Waste Mgmt Inc Proj Remk, AMT (Mandatory put 06/03/24)	2.20%	03/01/27	220,186
	Missouri – 1.7%
375,000	Bridgeton MO Spl Oblig Rev Ref, Ser A	4.00%	12/01/25	390,038
385,000	Bridgeton MO Spl Oblig Rev Ref, Ser A	4.00%	12/01/26	403,651
200,000	Jackson Cnty MO Spl Oblg Rirr Right of Way Proj	4.00%	12/01/27	209,620
140,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Bethesda Hlth Grp Inc Ref	3.00%	08/01/23	140,738
305,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Bethesda Hlth Grp Inc Ref	4.00%	08/01/25	315,815
350,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Saint Lukes Hlth Sys Inc	4.00%	11/15/33	353,802
235,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/23	238,808
1,000,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/25	1,020,028
235,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/27	239,364
125,000	Plaza at Noah’s Ark Cmnty Impt Dist MO Tax Incr & Impt Ref	3.00%	05/01/22	125,000
200,000	Plaza at Noah’s Ark Cmnty Impt Dist MO Tax Incr & Impt Ref	3.00%	05/01/24	197,067
300,000	Springfield MO Spl Oblg Ref	4.00%	04/01/25	312,958
250,000	Springfield MO Spl Oblg Ref	4.00%	04/01/26	263,146
				4,210,035
	Montana – 0.3%
240,000	Forsyth MT Poll Control Rev Ref Puget Sound Energy Proj, Ser A (Mandatory put 03/01/23)	3.90%	03/01/31	242,566
275,000	Gallatin Cnty MT High Sch Dist #7 Bozeman	5.00%	12/01/24	292,348
150,000	MT St Fac Fin Auth Hlthcare Facs Rev MT Children’s Home and Hosp Proj, Ser A	4.00%	07/01/24	152,487
155,000	MT St Fac Fin Auth Hlthcare Facs Rev MT Children’s Home and Hosp Proj, Ser A	4.00%	07/01/25	158,386
				845,787
	Nebraska – 0.7%
420,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/22	424,349
150,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.25%	09/01/37	151,601
70,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4	5.00%	01/01/24	71,958
350,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4 (Mandatory put 01/01/24)	5.00%	03/01/50	359,207
330,000	Centrl Plains Energy Proj NE Gas Proj Rev Ref Proj #3, Ser A	5.00%	09/01/26	354,101
330,000	Centrl Plains Energy Proj NE Gas Sply Rev Ref (Mandatory put 08/01/25)	4.00%	12/01/49	337,270
				1,698,486
	Nevada – 0.8%
500,000	Clark Cnty NV Sch Dist Ref Bldg, Ser A, BAM	5.00%	06/15/30	550,180

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Nevada (Continued)
$300,000	Las Vegas NV Spl Impt Dist #616 Spl Impt Dist No 816 Summerlin Vlg 22	2.00%	06/01/24	$291,782
225,000	Las Vegas NV Spl Impt Dist #616 Spl Impt Dist No 816 Summerlin Vlg 22	2.00%	06/01/26	210,398
305,000	Las Vegas NV Spl Impt Dist #808 & #810 Ref	5.00%	06/01/28	313,769
125,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/25	133,654
500,000	Yerington NV USDA Interim Debs	1.63%	11/01/23	490,909
				1,990,692
	New Hampshire – 0.1%
220,000	Natl Fin Auth NH Sr Living Rev Ref Springpoint Sr Living	4.00%	01/01/24	223,174
	New Jersey – 3.9%
1,880,000	Cherry Hill Twp NJ	3.00%	08/15/25	1,903,411
120,000	Jersey City NJ Muni Utilities Auth Wtr Proj Notes	3.00%	07/01/22	120,208
255,000	NJ St Econ Dev Auth Ref, Ser A	4.13%	06/15/27	263,196
665,000	NJ St Econ Dev Auth Rev Ref Sch Facs Constr, Ser NN	5.00%	03/01/29	681,541
110,000	NJ St Econ Dev Auth Rev Ref Sch Facs Constr, Ser PP	3.50%	06/15/27	110,459
380,000	NJ St Econ Dev Auth Rev Ref Sch Facs Constr, Ser PP	5.00%	06/15/27	400,487
265,000	NJ St Econ Dev Auth Rev Ref Sch Facs Constr, Ser PP, AGM	5.00%	06/15/25	277,139
300,000	NJ St Econ Dev Auth Rev Ref, Ser BBB	5.00%	06/15/22	301,240
475,000	NJ St Econ Dev Auth Rev Ref, Ser XX	4.38%	06/15/27	493,773
335,000	NJ St Econ Dev Auth Rev, Ser WW	5.00%	06/15/34	352,041
1,000,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/23	1,032,456
655,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev, Ser B, AMT	5.00%	12/01/25	702,255
175,000	NJ St Hlth Care Facs Fing Auth Rev Ref St Josephs Hlthcare Sys Oblig Grp	5.00%	07/01/22	176,000
50,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(c)	12/15/25	44,363
170,000	NJ St Transprtn Trust Fund Auth Fed Hwy Reimb Nts, Ser A-1, GARVEE	5.00%	06/15/27	184,125
240,000	NJ St Transprtn Trust Fund Auth Ref Fed Hwy Reimb Nts, Ser A, GARVEE	5.00%	06/15/29	257,716
455,000	NJ St Transprtn Trust Fund Auth Sys Remk, Ser C	5.25%	06/15/32	477,451
275,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser AA	5.00%	06/15/22	276,136
410,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser AA	5.00%	06/15/25	428,048
250,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser AA	4.00%	06/15/27	250,789
350,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser AA	5.00%	06/15/33	351,511
285,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser A	5.00%	06/15/42	286,247
60,000	NJ St Turnpike Auth, Ser E	5.00%	01/01/31	63,274
				9,433,866
	New Mexico – 0.9%
2,000,000	NM Fin Auth Rev Sub, Ser B	5.00%	06/15/24	2,114,077
	New York – 4.1%
155,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	5.00%	02/15/30	170,347
175,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	4.00%	02/15/36	180,651
350,000	Lackawanna NY Ref, Ser B, BAM	5.00%	11/01/25	378,009
200,000	Met Transprtn Auth NY Dedicated Tax Fund Ref, Ser A	5.25%	11/15/28	219,102
150,000	Met Transprtn Auth NY Rev Ref, Ser F	5.00%	11/15/26	159,791
135,000	Met Transprtn Auth NY Rev Transptrn, Ser A-2	5.00%	11/15/22	137,114
635,000	Met Transprtn Auth NY Rev, Ser B-1, BANS	5.00%	05/15/22	635,722
305,000	Met Transprtn Auth NY Rev, Ser D-1, BANS	5.00%	09/01/22	308,158
250,000	Nassau Cnty NY, Ser A, AGM	5.00%	04/01/25	266,401

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$755,000	Nassau Cnty NY, Ser B	5.00%	10/01/22	$764,801
355,000	New York City NY Transitional Fin Auth Rev Future Tax Secured, Subser B-1	4.00%	08/01/35	363,554
200,000	New York City NY Transitional Fin Auth Rev Sub Future Tax Secured Fiscal 2017, Subser A-1	4.00%	05/01/31	208,387
1,000,000	NY NY Adj Fiscal 2020, Subser B-3 (a)	0.64%	10/01/46	1,000,000
1,000,000	NY NY Ref, Ser B-1	5.00%	08/01/24	1,054,327
125,000	NY NY, Ser G	4.00%	08/01/29	128,157
270,000	NY NY, Ser I, Subser 1-I	5.00%	03/01/25	282,840
250,000	NY NY, Subser F-1	5.00%	03/01/27	256,072
270,000	NY St Transprtn Dev Corp Spl Fac Rev Laguardia Arpt Term B Redev Proj, Ser A-P3, AMT, AGM	4.00%	07/01/35	269,737
500,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	2.25%	08/01/26	467,719
200,000	NY St Transprtn Dev Corp Spl Fac Rev Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser C	5.00%	12/01/24	209,398
125,000	NY St Transprtn Dev Corp Spl Fac Rev Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser C	5.00%	12/01/25	132,228
180,000	Onondaga NY Civic Dev Corp Le Moyne Clg Proj	5.00%	07/01/26	193,611
120,000	Port Auth of NY & NJ NY Consol One Hundred Eighty Fifth Ref, AMT	5.00%	09/01/23	124,290
340,000	Port Auth of NY & NJ NY Consol One Hundred Eighty Fifth Ref, AMT	4.00%	09/01/34	347,498
370,000	Port Auth of NY & NJ NY Ref, Ser 207, AMT	5.00%	09/15/23	383,544
855,000	Port Auth of NY & NJ NY Ref, Ser 223, AMT	5.00%	07/15/25	906,296
455,000	Port Auth of NY & NJ NY Ref, Ser 226, AMT	5.00%	10/15/24	476,890
				10,024,644
	North Carolina – 0.5%
165,000	Nash Hlth Care Sys NC Hlth Care Facs Rev	4.50%	11/01/37	165,000
415,000	NC St Agric & Tech Univ Ref Gen, Ser A	5.00%	10/01/40	446,930
190,000	NC St Capital Facs Fin Agy Eductnl Facs Rev Ref High Point Univ	4.00%	05/01/24	194,742
425,000	New Hanover Cnty NC Hosp Rev Ref New Hanover Regl Med Ctr	5.00%	10/01/23	441,281
				1,247,953
	North Dakota – 0.8%
50,000	Grand Forks ND Hlthcare Sys Rev Altru Hlth Sys Ref	5.00%	12/01/25	53,291
50,000	Grand Forks ND Hlthcare Sys Rev Altru Hlth Sys Ref	5.00%	12/01/26	53,973
200,000	Horace ND Ref	3.00%	05/01/24	201,095
200,000	Horace ND Ref	3.00%	05/01/25	200,919
1,000,000	Larimore ND Loan Anticipation Temp Impt Bonds	0.85%	05/01/24	943,465
460,000	Williston ND Cnty Wide Pub Safety Sales Tax Rev Ref, Ser A	5.00%	07/15/22	462,657
				1,915,400
	Ohio – 2.1%
1,515,000	Gahanna Jefferson OH City Sch Dist Sch Facs Constr & Impt Bonds, Ser 2021, AGM	2.00%	12/01/22	1,515,167
75,000	NE OH Med Univ Gen Recpts Ref, Ser A	5.00%	12/01/24	78,524
1,000,000	OH St Air Quality Dev Auth OH Vly Elec Corp Proj Remk, Ser C (Mandatory put 11/04/25)	1.50%	02/01/26	928,019
750,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj Remk, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	727,831
1,700,000	OH St Air Quality Dev Auth Var OH Vly Elec Corp Proj Remk, Ser B (Mandatory put 11/01/24)	1.38%	02/01/26	1,609,650

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio (Continued)
$130,000	OH St Univ, Ser A	5.00%	12/01/25	$139,414
				4,998,605
	Oklahoma – 1.1%
1,145,000	OK St Dev Fin Auth Gilcrease Expressway W Proj P3 Proj, AMT	1.63%	07/06/23	1,125,864
495,000	Oklahoma City OK Arpt Trust Junior Lien, AMT	5.00%	07/01/22	497,625
500,000	Tulsa Cnty OK Indl Auth Eductnl Facs Lease Rev Broken Arrow Pub Sch	4.00%	09/01/22	504,265
235,000	Tulsa Cnty OK Indl Auth Eductnl Facs Lease Rev Broken Arrow Pub Schs Proj	5.00%	09/01/25	243,495
200,000	Tulsa OK Arpts Impt Trust Arpt, Ser A, AMT, AGM	4.00%	06/01/25	205,286
				2,576,535
	Oregon – 0.9%
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Temps 50 Rose Villa Proj, Ser B2	2.75%	11/15/25	494,182
100,000	OR St Facs Auth Rev Ref Legacy Hlth Proj, Ser A	5.00%	06/01/22	100,295
130,000	Port of Portland OR Arpt Rev, Ser 24B, AMT	5.00%	07/01/33	137,801
260,000	Salem OR Hosp Fac Auth Rev Ref Capital Manor Proj	5.00%	05/15/25	270,824
265,000	Salem OR Hosp Fac Auth Rev Ref Capital Manor Proj	5.00%	05/15/26	277,795
1,000,000	Yamhill Cnty OR Hosp Auth Friendsview Temps 50, Ser B-3	1.75%	11/15/26	940,876
				2,221,773
	Pennsylvania – 7.0%
315,000	Allegheny Vly PA Jt Sewage Auth Green Bond, BAM	4.00%	08/01/25	328,333
235,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Tobacco Master Stlmt Payment Bonds	5.00%	06/01/26	252,762
280,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	4.00%	07/01/22	280,422
295,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	5.00%	07/01/23	301,400
660,000	Dauphin Cnty PA Gen Auth Hlth Sys Rev Ref Pinnacle Hlth Sys Proj, Ser A	4.00%	06/01/32	665,253
265,000	Deer Creek PA Drain Basin Allegheny Cnty Swr Rev Ref, AGM	5.00%	12/01/26	289,965
90,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/24	95,169
175,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/25	188,305
390,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/28	415,890
170,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/30	180,707
50,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/24	51,739
75,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/25	78,588
75,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/26	79,444
500,000	Lancaster PA Ref, BAM	5.00%	05/01/25	533,181
80,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	5.00%	03/01/24	81,938
150,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	5.00%	03/01/25	154,991
255,000	Lehigh Cnty PA Gen Purp Auth Revs Ref Lehigh Carbon Cmnty Clg, Ser 2016, BAM	5.00%	11/01/26	276,201
245,000	Monroeville PA Fin Auth Upmc Rev	5.00%	02/15/30	247,520
100,000	Montgomery Cnty PA Indl Dev Auth Acts Retmnt Life Cmntys Ref	5.00%	11/15/23	100,129
345,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	4.00%	12/01/22	347,409
2,000,000	N Wales PA Wtr Auth Ref	3.00%	11/01/23	2,018,048
400,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/25	420,089
210,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/27	222,240
150,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/30	157,886

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$180,000	PA St Econ Dev Fing Auth Rev Ref Upmc	4.00%	03/15/35	$181,544
545,000	PA St Econ Dev Fing Auth Upmc Rev Ref, Ser A	5.00%	11/15/29	605,178
465,000	PA St Hsg Fin Agy SF Mtge Rev Non Ace, Ser 123B	3.45%	10/01/32	460,278
595,000	PA St Turnpike Commn Turnpike Rev Ref Sub	5.00%	06/01/27	643,825
720,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser B	5.00%	06/01/28	779,309
80,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser B	5.00%	06/01/39	85,445
200,000	PA St Turnpike Commn Turnpike Rev Subord, Ser A-1	5.00%	12/01/30	214,218
570,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Ref String Theory Chrt Sch Proj (b)	5.00%	06/15/24	585,632
300,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Ref String Theory Chrt Sch Proj (b)	5.00%	06/15/25	310,386
135,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/29	144,234
155,000	Philadelphia PA Gas Wks Rev Ref 1998 Gen Ordinance, 15th Ser	5.00%	08/01/22	156,217
35,000	Philadelphia PA Ref, Ser A	5.00%	08/01/27	38,791
25,000	Philadelphia PA Ref, Ser A	5.25%	07/15/28	26,259
435,000	Philadelphia PA, Ser B	4.00%	08/01/35	446,040
1,200,000	Pittsburgh PA Wtr & Swr Auth Ref 1st Lien, Ser A	5.00%	09/01/23	1,241,616
400,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	4.00%	02/15/25	413,905
350,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	4.00%	02/15/26	365,449
475,000	Scranton PA Sch Dist Ref, Ser D	5.00%	06/01/27	509,194
325,000	Westmoreland Cnty PA Muni Auth Ref, BAM	5.00%	08/15/25	349,371
1,240,000	Wilkes-Barre PA Area Sch Dist, Ser B, BAM	5.00%	08/01/27	1,363,138
375,000	Wyoming PA Area Sch Dist Ref, Ser A, AGM	4.00%	11/01/24	389,356
				17,076,994
	Puerto Rico – 0.6%
585,000	Puerto Rico Cmwlth Aqueduct & Swr Auth Rev Sr Lien, Ser A	5.00%	07/01/33	588,256
388,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/24	364,866
328,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/27	280,558
168,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/29	134,459
				1,368,139
	Rhode Island – 0.3%
225,000	RI Commerce Corp Rev Ref RI Dept of Transp, Ser A	5.00%	06/15/22	225,983
445,000	RI St Hlth & Eductnl Bldg Corp Pub Schs Rev Ref Providence Pub Bldg Auth, AGM	5.00%	05/15/28	475,141
				701,124
	South Carolina – 0.4%
140,000	N Charleston SC Ltd Oblig	5.00%	10/01/22	141,922
250,000	SC St Pub Svc Auth Rev Ref, Ser A	5.00%	12/01/24	264,421
625,000	SC St Pub Svc Auth Rev Ref, Ser A	5.00%	12/01/30	671,262
				1,077,605
	South Dakota – 0.4%
310,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/27	333,303
330,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/35	352,307
100,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue	3.00%	09/01/25	100,051
100,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue	3.00%	09/01/26	100,001
				885,662

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Tennessee – 2.2%
$145,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Trevecca Nazarene Univ Proj, Ser B	4.00%	10/01/26	$145,381
350,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Vanderbilt Univ Med Ctr, Ser A	5.00%	07/01/40	374,628
150,000	Tennergy Corp TN Gas Rev, Ser A	4.00%	03/01/24	153,112
300,000	Tennergy Corp TN Gas Rev, Ser A	4.00%	09/01/25	308,533
500,000	Tennergy Corp TN Gas Rev, Ser A	4.00%	03/01/26	514,942
310,000	TN Energy Acq Corp Cmdy Proj Rev The TN Energy Acq Corp Cmdy Proj, Ser A	5.00%	11/01/24	324,394
1,815,000	TN St Energy Acq Corp Gas Rev (Mandatory put 11/01/25)	4.00%	11/01/49	1,850,753
950,000	TN St Energy Acq Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	957,771
565,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/26	601,808
				5,231,322
	Texas – 11.9%
500,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/25	534,256
500,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/33	516,831
125,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/23	127,726
505,000	Bexar Cnty TX Rev Ref Tax Exempt Venue Proj	4.00%	08/15/35	511,955
315,000	Brazoria Cnty TX Muni Util Dist #55, BAM	4.00%	09/01/24	324,167
320,000	Brazoria Cnty TX Muni Util Dist #55, BAM	4.00%	09/01/25	332,287
240,000	Brazoria Cnty TX Ref	5.00%	03/01/27	261,728
295,000	Celina TX Spl Assmt Rev Ref The Lakes at Mustang Ranch Pub Impt Dt Phase #1 Proj, BAM	4.00%	09/01/24	300,108
290,000	Centrl TX Regl Mobility Auth Rev Ref	5.00%	01/01/27	308,843
150,000	Centrl TX Regl Mobility Auth Rev Sr Lien, Ser A	5.00%	01/01/25	157,437
25,000	Centrl TX Regl Mobility Auth Rev Sr Lien, Ser A	5.00%	01/01/29	26,930
320,000	Clifton TX Hgr Edu Fin Corp Edu Rev Idea Pub Sch, Ser T	5.00%	08/15/22	322,867
35,000	Clifton TX Hgr Edu Fin Corp Edu Rev Idea Pub Schs, Ser B	5.00%	08/15/24	36,621
200,000	Club Muni Mgmt Dist #1 TX Spl Assmnt Rev Impt Area #2 Proj (b)	2.50%	09/01/26	188,029
207,000	Crandall TX Spl Assmnt Rev Cartwright Ranch Pub Impt Dt Impt Area #1 Proj (b)	3.38%	09/15/26	195,651
100,000	Cypress Fairbanks TX Indep Sch Dist Ref Sch Bldg	5.00%	02/15/27	109,110
1,000,000	Dallas TX Hotel Occupancy Tax Rev Ref	4.00%	08/15/30	1,040,007
600,000	Dallas TX Ref	5.00%	02/15/27	627,343
325,000	Denton Cnty TX Fresh Wtr Sply Dist #10 Ref, AGM	2.00%	09/01/22	325,432
330,000	El Paso TX Ctfs Oblig	5.00%	08/15/28	348,208
200,000	Fort Bend Cnty TX Muni Util Dist #128, AGM	3.00%	09/01/23	201,660
265,000	Fort Bend Cnty TX Muni Util Dist #58, AGM	4.00%	04/01/25	273,578
585,000	Fort Bend TX Muni Util Dist #169 Contract Rev Road Facs, Ser B, BAM	4.00%	12/01/25	610,895
585,000	Fort Bend TX Muni Util Dist #169 Contract Rev Road Facs, Ser B, BAM	4.00%	12/01/26	615,652
465,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.00%	12/01/25	426,006
560,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.00%	12/01/27	488,460
505,000	Goliad Cnty TX Indep Sch Dist Ref	4.00%	08/15/26	527,959
105,000	Guadalupe-Blanco River Auth TX Ref Westn Canyon Regl Wtr Sply Proj, Ser A	5.00%	04/15/33	107,980
380,000	Harris Cnty TX Cultural Edu Facs Fin Corp Med Facs Rev Ref Baylor Clg of Med	5.00%	11/15/23	395,224
1,000,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Memorial Herman Hlth Sys, Ser A	5.00%	12/01/26	1,054,104

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$100,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Var Memorial Hermann Hlth Sys, Ser B-1 (Mandatory put 12/01/22)	5.00%	07/01/49	$102,011
260,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Var Memorial Hermann Hlth System, Ser B-2 (Mandatory put 12/01/24)	5.00%	07/01/49	274,931
100,000	Houston TX Arpt Sys Rev Ref Sub, Ser B	5.00%	07/01/26	108,662
1,275,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	1,351,899
450,000	Houston TX Util Sys Rev Ref 1st Lien, Ser A	3.00%	11/15/22	453,329
225,000	Imperial Redev Dist TX, BAM	4.50%	05/01/23	230,004
225,000	Imperial Redev Dist TX, BAM	4.50%	05/01/25	235,459
405,000	Lazy Nine TX Muni Util Dist #1B, Ser A, AGM	4.00%	03/01/25	419,265
305,000	Liberty Hill TX Indep Sch Dist Ref	5.00%	08/01/28	335,066
405,000	Love Field TX Arpt Modernization Corp Gen Arpt Rev, AMT	5.00%	11/01/31	427,990
250,000	Love Field TX Arpt Modernization Corp Spl Facs Rev Southwest Airls Co Proj	5.00%	11/01/22	253,064
435,000	Lower CO River TX Auth Trans Contract Rev Ref	5.00%	05/15/23	447,696
500,000	Matagorda Cnty TX Nav Dist #1 Var Rev Cent Pwr & Lt Ref Remk, AMT (Mandatory put 09/01/23)	0.90%	05/01/30	489,742
275,000	Mclendon Chisholm TX Spl Assmnt Rev Ref Sonoma Pub Impt Dt Phase 1 Proj, BAM	4.00%	09/15/24	279,758
200,000	Mesquite TX Indep Sch Dist Ref, Ser A	5.00%	08/15/27	220,295
440,000	Montgomery Cnty TX Muni Util Dist #105, BAM	4.63%	09/01/25	466,583
450,000	Montgomery Cnty TX Muni Util Dist #105, BAM	4.63%	09/01/26	482,873
400,000	N Parkway Muni Mgmt Dist #1 TX Contract Rev Legacy Hills Pub Impt Dt Phase #1A-1B Impts (b)	3.00%	09/15/26	384,884
500,000	N Parkway Muni Mgmt Dist #1 TX Spl Assmnt Rev Major Impts Proj (b)	3.63%	09/15/26	491,359
505,000	N TX Tollway Auth Rev Cap Apprec Ref Sys 1st Tier, Ser I, AGC	6.20%	01/01/42	554,237
140,000	N TX Tollway Auth Rev Ref 1st Tier, Ser A	5.00%	01/01/36	150,968
45,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/31	48,005
105,000	N TX Tollway Auth Rev Ref Sys 1st Tier, Ser A	5.00%	01/01/25	109,201
1,000,000	N TX Tollway Auth Rev Ref, Ser A	5.00%	01/01/25	1,040,005
635,000	New Hope Cultural Edu Facs Fin Corp TX Edu Rev Ref Jubilee Acad Ctr (b)	4.00%	08/15/25	633,809
80,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Wesleyan Homes Inc Proj Fin Corp	3.00%	01/01/24	77,662
700,000	NW Harris Cnty TX Muni Util Dist #5 Ref, BAM	4.00%	05/01/24	720,359
1,350,000	NW Harris Cnty TX Muni Util Dist #5 Ref, BAM	4.00%	05/01/25	1,402,571
105,000	Oak Point TX Spl Assmnt Rev Wildridge Pub Impt Dist #1 Impt Area #2 Proj Accd Inv (b)	3.50%	09/01/23	105,045
1,280,000	Pasadena TX Indep Sch Dist Ref	5.00%	02/15/24	1,339,935
330,000	Richardson TX Ref	5.00%	02/15/25	352,734
1,180,000	SA Energy Acq Pub Fac Corp TX Gas Sply Rev Gas Sply Rev	5.50%	08/01/25	1,269,382
700,000	TX St Muni Gas Acq & Sply Corp III Gas Sply Rev Ref	5.00%	12/15/25	734,501
345,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	360,902
200,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/27	217,406
275,000	Univ of TX TX Permanent Univ Fnd Ref, Ser B	5.00%	07/01/24	290,450
385,000	Wilbarger Creek TX Muni Util Dist #2, AGM	4.00%	09/01/26	405,637
300,000	Williamson Cnty TX Muni Util Dist #12, BAM	4.50%	08/15/25	316,546
				28,881,279
	Utah – 0.1%
135,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Spectrum Acdmy Proj	4.00%	04/15/24	138,042

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Virginia – 0.8%
$125,000	Prince George Cnty VA Ref	5.00%	08/01/22	$126,109
125,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	5.00%	06/01/25	131,571
125,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	5.00%	06/01/26	132,770
1,500,000	VA St Small Busn Fing Auth Rev Sr Lien Elizabeth River Crossings Opco LLC Proj	5.50%	01/01/42	1,509,302
				1,899,752
	Washington – 1.9%
2,000,000	King Cnty WA Swr Rev Ref & Impt, Ser B	5.00%	07/01/39	2,066,179
150,000	Seattle WA Wtr Sys Rev Ref & Impt	5.00%	05/01/28	160,267
310,000	Tobacco Stlmt Auth WA Tobacco Stlmt Rev Ref	5.00%	06/01/23	318,832
195,000	WA St Hlthcare Facs Auth Seattle Cancer Care Alliance (b)	5.00%	12/01/24	205,750
300,000	WA St Hlthcare Facs Auth Seattle Cancer Care Alliance (b)	5.00%	12/01/26	326,646
1,555,000	WA St, Ser B, COPS	5.00%	07/01/24	1,635,291
				4,712,965
	West Virginia – 0.2%
500,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Sr Arch Res Proj, AMT (Mandatory put 07/01/25)	5.00%	07/01/45	514,897
	Wisconsin – 1.6%
100,000	Pub Fin Auth WI Edu Rev Coral Acdmy of Science Las Vegas, Ser A	4.00%	07/01/26	99,957
185,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/25	191,492
165,000	Pub Fin Auth WI Hosp Rev Ref Renown Regl Med Ctr Proj Ref, Ser A	5.00%	06/01/23	170,102
285,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Retmnt Homes, Ser A	4.00%	10/01/25	296,136
300,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Retmnt Homes, Ser A	4.00%	10/01/26	312,807
325,000	Pub Fin Auth WI Rev Roseman Univ of Hlth Sciences Proj (b)	3.00%	04/01/25	320,976
465,000	Racine Cnty WI Ref, Ser A	1.00%	03/01/23	458,934
810,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/36	869,089
85,000	WI St Hlth & Eductnl Facs Auth Rev Ref Froedtert Hlth Inc Oblg, Ser A	4.00%	04/01/39	85,866
500,000	WI St Hlth & Eductnl Facs Auth Rev Ref Marshfield Clinic Hlth Sys Inc, Ser B1 (Mandatory put 02/15/25)	5.00%	02/15/52	526,562
130,000	WI St Hlth & Eductnl Facs Auth Rev Ref Oakwood Lutheran Sr Ministries	4.00%	01/01/23	130,450
160,000	WI St Hlth & Eductnl Facs Auth Rev Ref Oakwood Lutheran Sr Ministries	4.00%	01/01/24	160,863
155,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig Grp	5.00%	08/15/30	163,517
155,000	WI St Hlth & Eductnl Facs Auth Rev Three Pillars Sr Living Cmntys, Ser A	4.00%	08/15/24	159,046
				3,945,797
	Wyoming – 0.1%
200,000	Laramie Cnty WY Hosp Rev Ref Cheyenne Regl Med Ctr Proj	4.00%	05/01/26	209,620

Total Investments – 95.9%	233,002,782
(Cost $241,787,847)
Net Other Assets and Liabilities – 4.1%	10,048,858
Net Assets – 100.0%	$243,051,640

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bonds	Short	5	Jun 2022	$ (703,438)	$67,188
Ultra 10-Year U.S. Treasury Notes	Short	48	Jun 2022	(6,192,000)	2,377
				$(6,895,438)	$69,565

(a)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2022, securities noted as such amounted to $9,252,930 or 3.8% of net assets.
(c)	Zero coupon bond.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
GARVEE	Grant Anticipation Revenue Vehicle
NATL-RE	National Public Finance Guarantee Corp.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 4/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 233,002,782	$ —	$ 233,002,782	$ —
Futures Contracts	69,565	69,565	—	—
Total	$ 233,072,347	$ 69,565	$ 233,002,782	$—

*	See Portfolio of Investments for state and territory breakout.

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 95.4%
	Alabama – 5.0%
$50,000	Albertville AL Warrants, Ser A, BAM	3.50%	06/01/35	$50,091
35,000	Albertville AL Warrants, Ser A, BAM	3.75%	06/01/41	35,070
300,000	Black Belt Energy Gas Dist AL Gas Prepay Rev, Ser A	5.00%	12/01/23	308,715
750,000	Black Belt Energy Gas Dist AL Gas Proj Rev Gas Proj Rev Bonds Proj No.7, Ser C-1	4.00%	12/01/22	756,576
585,000	Black Belt Energy Gas Dist AL Gas Sply Rev, Ser A (Mandatory put 07/01/22)	4.00%	08/01/47	587,359
2,750,000	Hlthcare Auth for Baptist Hlth AL Var Ref, Ser B (a)	0.74%	11/01/42	2,750,000
1,155,000	Lower AL Gas Dist Gas Proj Rev Gas Proj Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	1,177,520
2,000,000	Mobile AL Indl Dev Brd Rev Var Ala Pwr Co Barry Plt Pj, Ser B (a)	0.41%	09/01/31	2,000,000
290,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A	4.00%	06/01/22	290,468
350,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A	4.00%	06/01/23	354,303
1,500,000	Wilsonville AL Indl Dev Brd Poll Control Rev Var Ref AL Pwr Co, Ser D (a)	0.45%	01/01/24	1,500,000
				9,810,102
	Alaska – 0.2%
350,000	Anchorage AK Ref, Ser B	5.00%	09/01/22	354,101
	Arizona – 2.3%
600,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/22	606,196
1,000,000	AZ St Indl Dev Auth Rev Lincoln S Beltway Proj	5.00%	05/01/23	1,026,908
180,000	Glendale AZ Transprtn Excise Tax Rev Ref, AGM	5.00%	07/01/23	186,040
280,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Sch Proj	5.00%	07/01/22	281,485
300,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Sch Proj	5.00%	07/01/23	308,319
745,000	Maricopa Cnty AZ Poll Controlcorp Poll Control Rev Var Ref Pub Svc Co of NM Palo Verde Proj, Ser A (Mandatory put 06/01/22)	1.05%	01/01/38	744,184
100,000	Nthrn AZ Univ Ref Sys, BAM	5.00%	06/01/23	103,092
500,000	Pima Cnty AZ Indl Dev Auth Edu Rev Fac Amern Leadership Acdmy Proj (b)	5.00%	06/15/47	502,099
285,000	Salt Verde AZ Finl Corp Sr Gas Rev Sr	5.25%	12/01/23	295,126
255,000	Univ Med Ctr Corp AZ Hosp Rev	5.50%	07/01/26	264,743
165,000	Yavapai Cnty AZ Indl Dev Auth Hosp Fac Ref Yavapai Regl Med Ctr	5.00%	08/01/22	166,460
				4,484,652
	California – 3.2%
625,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser B, AMT (Mandatory put 07/15/22)	0.38%	07/01/51	623,071
1,000,000	CA St Sch Fin Auth Chrt Sch Rev Classical Academies Proj, Ser A-1	7.38%	10/01/43	1,023,528
180,000	Cathedral City CA Redev Agy Successor Agy Tax Allocation Rev Ref Sub Hsg Merged Redev Proj Area, Ser C	4.00%	08/01/22	180,929
100,000	E Bay Ca Muni Util Dist Wtr Sys Rev Green Bond, Ser A	5.00%	06/01/22	100,300
195,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref Enhanced Asset Bkd, Ser A	5.00%	06/01/22	195,586
300,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref, Ser A-1	5.00%	06/01/22	300,902
335,000	Long Beach CA Bond Fin Auth Nat Gas Pur Rev, Ser A	5.25%	11/15/23	346,951
525,000	Los Angeles Cnty CA Pub Wks Fing Auth Lease Rev Multiple Capital Projs II	5.00%	08/01/26	529,737

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$535,000	Los Angeles Cnty CA Pub Wks Fing Auth Lease Rev Multiple Capital Projs II	5.00%	08/01/27	$539,827
250,000	Los Angeles Cnty CA Pub Wks Fing Auth Lease Rev Multiple Capital Projs II	5.00%	08/01/42	252,256
100,000	Montebello CA Pub Fing Auth Rev Ref Lease, Ser B, AGM	5.00%	11/01/22	101,552
300,000	Nthrn CA Pwr Agy Rev Ref Hydroelec Proj #1, Ser A	5.00%	07/01/22	301,665
250,000	Peralta CA Cmnty Clg Dist, Ser A	5.00%	08/01/22	252,150
420,000	Port of Oakland CA Ref Sr Lien, Ser P, AMT	5.00%	05/01/26	420,000
100,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref Spl Facs Lease SFO Fuel Co LLC, Ser A, AMT	5.00%	01/01/23	101,859
100,000	Santa Clara CA Elec Rev Ref, Ser A	5.00%	07/01/22	100,596
430,000	Sthrn CA Pub Pwr Auth Nat Gas Proj Rev Proj No 1, Ser A	5.25%	11/01/22	436,752
70,000	Tahoe Truckee CA Unif Sch Dist Ref Sch Facs Impt Dist #2, Ser B	4.00%	08/01/22	70,463
65,000	Univ of CA CA Revs Prerefunded Ltd Proj, Ser G	5.00%	05/15/27	65,083
250,000	Univ of CA CA Revs Ref, Ser BH	3.00%	05/15/22	250,159
				6,193,366
	Colorado – 1.8%
105,000	CO St Hgr Edu Capital Const Lease Pur Prog Ref, Ser A, COPS	5.00%	11/01/22	106,808
185,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser B-1 (Mandatory put 08/01/25)	5.00%	08/01/49	195,166
125,000	CO St Hlth Facs Auth Rev Catholic Hlth Initiatives, Ser A	5.25%	01/01/45	127,694
155,000	Denver City & Cnty CO Arpt Rev Sys, Ser A, AMT	5.00%	11/15/22	157,445
275,000	Denver City & Cnty CO Arpt Rev Sys, Ser B	5.00%	11/15/32	279,971
2,000,000	Denver CO Convention Ctr Hotel Auth Rev Ref Sr	5.00%	12/01/23	2,055,917
275,000	Rendezvous CO Rsdl Met Dist Ref, AGM	4.00%	12/01/22	278,316
70,000	Univ of CO CO Enterprise Rev Ref, Ser A-1	5.00%	06/01/25	70,210
125,000	Univ of CO CO Enterprise Rev Unrefunded Ref, Ser B	5.00%	06/01/22	125,376
170,000	Woodmen Road CO Met Dist Ref, BAM	4.00%	12/01/22	171,833
				3,568,736
	Connecticut – 3.0%
700,000	CT St Hgr Edu Supplement Loan Auth Rev Ref St Supported Chesla Loan, Ser A, AMT	5.00%	11/15/22	711,905
650,000	CT St Hlth & Eductnl Facs Auth Rev Quinnipiac Uni Ref, Ser M	5.00%	07/01/22	653,960
100,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser S	5.00%	07/01/23	103,180
250,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	5.00%	07/01/22	251,523
2,570,000	CT St Hlth & Eductnl Facs Auth Rev Ref Yale Univ, Ser A-1 (Mandatory put 07/01/22)	5.00%	07/01/42	2,584,898
100,000	CT St Hlth & Eductnl Facs Auth Rev Stamford Hosp, Ser J	4.25%	07/01/31	100,461
225,000	CT St Ref, Ser B	5.00%	04/15/23	231,496
30,000	Hamden CT, BAM	5.00%	08/15/23	31,054
500,000	Stratford CT Ref	5.00%	08/01/22	504,300
265,000	Univ of CT CT Ref, Ser A	5.00%	11/01/22	269,233
100,000	Univ of CT CT, Ser A	5.00%	01/15/23	102,112
280,000	Univ of CT CT, Ser A	5.00%	02/15/29	291,860
				5,835,982
	Florida – 4.3%
85,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/22	85,449
85,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/23	86,412
275,000	Broward Cnty FL Sch Dist, TANS	2.00%	06/30/22	275,388

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$1,500,000	Collier Cnty FL Eductnl Facs Auth Rev Eductnl Facs Hodges Univ Inc	6.13%	11/01/43	$1,583,318
135,000	E Homestead FL CDD Spl Assmnt Rev Ref	4.75%	05/01/36	135,000
125,000	Fort Pierce FL Redev Agy Redev Rev Ref, BAM	4.00%	05/01/22	125,000
100,000	Gtr Orlando FL Aviation Auth Arpt Facs Rev Ref Priority Sub Arpt Facs, AMT	5.00%	10/01/23	103,392
445,000	Hollywood Beach FL Cmnty Dev Dist Rev CDD Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/23	461,102
175,000	Hollywood FL Cmnty Redev Agy Redev Rev Ref	5.00%	03/01/23	179,003
100,000	Jacksonville FL Spl Rev Ref, Ser C	5.00%	10/01/24	101,365
220,000	Jea FL Elec Sys Rev Ser Three, Ser A	5.00%	10/01/22	223,167
215,000	Jea FL Elec Sys Rev Sub, Ser A	5.00%	10/01/22	218,095
475,000	Jea FL Elec Sys Rev Sub, Ser B	5.00%	10/01/22	481,838
235,000	Jea FL Elec Sys Rev Sub, Ser D	5.00%	10/01/22	238,354
60,000	Jea FL Elec Sys Rev Unrefunded Sub, Ser B	5.00%	10/01/23	60,856
175,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref Country Club E Proj, AGM	5.00%	05/01/25	185,112
1,500,000	Martin Cnty FL Poll Control Rev Adj Ref Fla Pwr & Light Co Pj (a)	0.40%	07/15/22	1,500,000
100,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Univ of Miami, Ser A	4.00%	04/01/23	101,496
95,000	Miami-Dade Cnty FL Sch Brd, Ser B, COPS	5.00%	02/01/30	97,077
105,000	Miami-Dade Cnty FL Seaport Rev, Ser B, AMT	4.00%	10/01/37	106,026
410,000	Miami-Dade Cnty FL Spl Oblig Ref Sub, Ser A	5.00%	10/01/27	415,936
105,000	Miami-Dade Cnty FL Spl Oblig Ref Sub, Ser B, AGM	4.00%	10/01/37	106,092
695,000	Orlando & Orange Cnty FL Expressway Auth Ref, Ser B, AGM	5.00%	07/01/22	699,109
145,000	Sarasota Cnty FL Util Sys Rev	5.00%	10/01/38	150,761
700,000	Tolomato FL CDD Ref, Ser A, AGM	3.00%	05/01/23	703,717
				8,423,065
	Georgia – 2.2%
1,500,000	Burke Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Vogtle Proj (a)	0.51%	11/01/52	1,500,000
2,000,000	Floyd Cnty GA Dev Auth Var Ref GA Pwr Company Plt Hammond Remk (a)	0.54%	07/01/22	2,000,000
500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	4.00%	12/01/23	508,122
105,000	Main Street Nat Gas Inc GA Gas Sply Rev, Subser C (Mandatory put 12/01/23)	4.00%	08/01/48	106,947
160,000	Muni Elec Auth of GA Ref Proj 1, Subser A	5.00%	01/01/23	163,016
				4,278,085
	Hawaii – 0.1%
200,000	Honolulu City & Cnty HI, Ser D	5.00%	07/02/22	201,222
	Illinois – 4.3%
130,000	Chicago Heights IL Green Bond, BAM	4.00%	12/01/22	131,575
165,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(c)	12/01/22	162,714
150,000	Chicago IL Brd of Edu Cap Apprec Sch, Ser A, BHAC-CR FGIC	(c)	12/01/22	148,302
80,000	Chicago IL O’Hare Intl Arpt Rev Ref Gen Sr Lien, Ser C	5.00%	01/01/23	81,535
165,000	Chicago IL Wtr Rev Second Lien	5.00%	11/01/23	167,217
150,000	Cook Cnty IL Ref, Ser C	5.00%	11/15/23	152,122
400,000	IL St	5.13%	05/01/22	400,000
220,000	IL St	5.00%	06/01/22	220,561
745,000	IL St	5.00%	07/01/22	748,829

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$460,000	IL St	5.00%	05/01/23	$470,966
210,000	IL St	4.00%	03/01/26	210,346
180,000	IL St Fin Auth Hlth Svcs Facs Lease Rev Univ of IL Hlth Svcs Fac Proj	5.00%	10/01/23	186,233
150,000	IL St Fin Auth Rev Ref Osf Hlthcare Sys, Ser A	5.00%	11/15/22	152,640
100,000	IL St Fin Auth Rev Ref, Ser A	5.00%	05/15/22	100,125
50,000	IL St Ref	4.00%	08/01/25	50,272
440,000	IL St, BAM	5.50%	07/01/24	459,184
200,000	IL St, Ser A	5.00%	12/01/22	203,231
100,000	IL St, Ser A	5.00%	04/01/23	102,257
155,000	IL St, Ser D	5.00%	11/01/22	157,207
275,000	Lake Cnty IL Forest Preservation Dist Ref, Ser A	5.00%	12/15/22	280,448
500,000	Met Pier & Exposition Auth IL Rev Ref McCormick Place Proj, Ser B	5.00%	06/15/52	502,010
100,000	Met Pier & Exposition Auth IL Rev Ref McCormick Place Proj, Ser B, BAM	5.00%	06/15/52	100,402
850,000	Met Pier & Exposition Auth IL Rev Ref McCormick Place, Ser B, BAM	4.25%	06/15/42	852,678
1,805,000	Mount Vernon IL Ref, BAM	4.00%	12/15/23	1,850,484
115,000	Peoria IL Ref, Ser C, AGM	5.00%	01/01/23	117,122
515,000	Springfield IL Elec Rev Ref Sr Lien	5.00%	03/01/23	527,123
				8,535,583
	Indiana – 2.8%
85,000	Carmel IN Redev Auth Lease Rental Rev Multipurpose, Ser A	4.00%	08/01/30	85,558
305,000	Carmel IN Redev Auth Lease Rental Rev Multipurpose, Ser A	4.00%	08/01/35	307,004
3,500,000	IN St Fin Auth Envrnmntl Rev Var Fulcrum Centerpoint LLC Proj, AMT (Mandatory put 11/15/22)	0.28%	12/15/45	3,453,255
135,000	IN St Muni Pwr Agy Ref, Ser A	5.00%	01/01/24	140,850
120,000	IN Univ Revs Ref IN Univ Stdt Fee, Ser Z-1	3.00%	08/01/22	120,512
45,000	La Porte IN Wtrwks Rev, AGM	4.00%	07/01/22	45,175
100,000	La Porte IN Wtrwks Rev, AGM	4.00%	07/01/23	101,521
710,000	Noblesville IN Multi Sch Bldg Corp Ref 1st Mtge	5.00%	07/15/22	715,098
470,000	Saint Joseph Cnty IN Arpt Auth Ref, AMT, BAM	4.00%	01/01/23	476,230
				5,445,203
	Iowa – 0.6%
1,000,000	IA St Fin Auth Sol Wst Facs Rev Var Green Bond Gevo Nw Rng Llc Renewable Natrl Gas Proj, AMT (Mandatory put 04/01/24)	1.50%	01/01/42	986,384
110,000	Webster Cnty IA	5.00%	06/01/22	110,316
				1,096,700
	Kansas – 0.2%
320,000	Wichita KS Hlthcare Facs Rev Ref & Impt Larksfield Place, Ser III	5.50%	12/15/25	336,006
	Kentucky – 0.5%
370,000	Hazard KY Hlthcare Rev Ref Appalachian Regl Hlthcare Proj	4.00%	07/01/22	371,625
190,000	KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE	5.00%	09/01/23	196,387
90,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser C-1 (Mandatory put 06/01/25)	4.00%	12/01/49	91,307
35,000	Lewis Cnty KY Sch Dist Fin Corp, Ser B	2.25%	06/01/22	35,023
275,000	Owensboro KY Ref	3.00%	10/01/22	276,567
				970,909

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Louisiana – 4.0%
$80,000	LA St Gas & Fuels Tax Rev Ref, Ser A-1	4.00%	05/01/33	$80,004
210,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Athletic Facs Proj, AGM	3.00%	10/01/22	211,145
100,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Lewis Street Parking Garage Proj, AGM	3.00%	10/01/22	100,545
100,000	LA St Univ & Agric & Mech Clg Ref Auxiliary	5.00%	07/01/22	100,575
125,000	LA Stadium & Exposition Dist LA Ref Sr, Ser A	5.00%	07/01/28	129,063
2,400,000	LA Stadium & Exposition Dist LA, BANS	4.00%	07/03/23	2,429,138
15,000	New Orleans LA Wtr Rev Ref	5.00%	12/01/29	15,985
35,000	New Orleans LA Wtr Rev Ref	5.00%	12/01/34	37,298
280,000	New Orleans LA Wtr Rev Ref	5.00%	12/01/44	298,386
1,245,000	Port New Orleans LA Brd of Commissioners Port Fac Rev Ref, Ser B	5.00%	04/01/31	1,273,762
1,870,000	Saint Charles Parish LA Gulf Zone Opportunity Zone Rev Valero Energy Corp Conv (Mandatory put 06/01/22)	4.00%	12/01/40	1,872,945
930,000	Saint John the Baptist Parish LA Rev Ref Marathon Oil Corp Proj Remk, Ser A-1 (Mandatory put 04/01/23)	2.00%	06/01/37	919,307
185,000	Shreveport LA Wtr & Swr Rev Junior Lien, Ser C, BAM	5.00%	12/01/23	192,583
255,000	Shreveport LA Wtr & Swr Rev Ref, Ser A, BAM	5.00%	12/01/22	259,711
				7,920,447
	Maine – 0.1%
120,000	Maine Hlth & Hgr Eductnl Facs Auth Rev Ref St Intercept St Res Fd Gty, Ser A	5.00%	07/01/22	120,727
150,000	ME St Muni Bond Bank, Ser A, GARVEE	5.00%	09/01/22	151,833
				272,560
	Maryland – 0.0%
100,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	3.00%	07/01/22	100,209
	Massachusetts – 3.1%
100,000	MA St Clg Bldg Auth Rev Ref, Ser B	3.75%	05/01/37	100,000
1,025,000	MA St Dev Fin Agy Rev N Hill Cmntys, Ser A (b)	6.50%	11/15/43	1,090,738
85,000	MA St Dev Fin Agy Rev Ref Boston Med Ctr, Ser E	5.00%	07/01/22	85,445
100,000	MA St Eductnl Fing Auth Ref Issue L Sr, Ser B, AMT	5.00%	07/01/22	100,557
150,000	MA St Eductnl Fing Auth Sr, Ser B, AMT	5.00%	07/01/23	154,683
1,000,000	MA St Eductnl Fing Auth, Ser K, AMT	5.00%	07/01/22	1,005,468
1,500,000	MA St Hsg Fin Agy Hsg Rev Nts Ref	0.25%	12/01/22	1,476,044
125,000	MA St Port Auth, Ser A, AMT	5.00%	07/01/30	125,737
30,000	Montague MA, Ser A	5.00%	11/15/22	30,539
2,000,370	Pittsfield MA, BANS	2.00%	02/24/23	1,999,706
				6,168,917
	Michigan – 1.8%
100,000	Grand Blanc MI Cmnty Schs Ref	4.00%	05/01/26	100,000
75,000	Grand Rapids MI Ref Impt	5.00%	05/01/22	75,000
425,000	MI St Fin Auth Rev Ref Beaumont Hlth Credit Grp	5.00%	08/01/22	428,761
500,000	MI St Fin Auth Rev Ref Beaumont Spectrum Consolidation, Ser A	5.00%	10/15/22	506,115
100,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D-1	5.00%	07/01/22	100,599
150,000	MI St Fin Auth Rev Ref Sub St Revolving Fund Clean	5.00%	10/01/23	152,172
100,000	MI St Fin Auth Rev Second Lien Distrib St Aid Rev Chrt Cnty Wayne	5.00%	11/01/22	101,582
500,000	MI St Hsg Dev Auth Sf Mtge Rev, Ser B	1.50%	06/01/22	500,012

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan (Continued)
$1,490,000	Oakland Univ MI Rev Gen, Ser A	5.00%	03/01/38	$1,519,011
				3,483,252
	Minnesota – 0.4%
600,000	Forest Lake MN Indep Sch Dist #831 Ref, Ser A, COPS	4.00%	04/01/23	609,797
250,000	MN St Hsg Fin Agy Rental Hsg Bonds, Ser B	0.35%	02/01/23	246,817
				856,614
	Mississippi – 0.3%
400,000	MS St Dev Bank Spl Oblg Jackson Wtr & Swr Sys Proj, AGM	6.75%	12/01/26	423,522
100,000	MS St Dev Bank Spl Oblg Jackson Wtr & Swr Sys Proj, AGM	6.75%	12/01/32	105,373
150,000	MS St Ref, Ser F	4.00%	11/01/22	151,854
				680,749
	Missouri – 0.3%
500,000	Bridgeton MO Spl Oblig Rev Ref, Ser A	4.00%	12/01/22	506,377
	Nebraska – 2.1%
300,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/22	303,107
335,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/27	338,302
405,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/32	408,992
420,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.25%	09/01/37	424,481
410,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/42	414,042
150,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4	5.00%	01/01/24	154,196
1,975,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4 (Mandatory put 01/01/24)	5.00%	03/01/50	2,026,953
80,000	Univ of NE NE Facs Corp Ref, Ser B	4.00%	10/01/22	80,845
				4,150,918
	Nevada – 2.9%
205,000	Clark Cnty NV Arpt Rev Ref Sys Sub Lien, Ser A-1, AMT	5.00%	07/01/22	206,104
200,000	Clark Cnty NV Passenger Fac Charge Rev Ref Las Vegas Mccarran Intl Arpt, Ser E	5.00%	07/01/23	206,244
835,000	Clark Cnty NV Sch Dist Ref Bldg, Ser A	5.00%	06/15/23	860,677
675,000	Clark Cnty NV Sch Dist Ref, Ser A	5.00%	06/15/23	695,757
800,000	Clark Cnty NV Sch Dist Various Purp Medium Term, Ser F	5.00%	06/15/22	802,216
1,000,000	Director of the St of NV Dept of Busn & Ind Var RePub Svcs Proj, AMT (Mandatory put 06/01/22) (b)	0.28%	12/01/26	998,774
1,885,000	Yerington NV USDA Interim Debs	1.63%	11/01/23	1,850,726
				5,620,498
	New Hampshire – 0.6%
1,205,000	NH St Hlth & Ed Facs Auth Hlthcare Sys Rev Covenant Hlth Sys Oblig Grp	5.00%	07/01/42	1,212,005
	New Jersey – 5.8%
100,000	Atlantic City NJ Brd of Edu Ref Sch Bd Res Fd, AGM	4.00%	04/01/23	101,769
305,000	Egg Harbor Twp NJ Sch Dist Ref, AGM	5.50%	07/15/22	307,574
125,000	Hamilton Twp NJ Sch Dist, AGM	3.00%	07/15/22	125,406
60,000	Hopewell Twp NJ	2.00%	06/01/22	60,040
2,120,000	Jersey City NJ Muni Utilities Auth Wtr Proj Notes	3.00%	07/01/22	2,123,677
403,800	Jersey City NJ, Ser B & C, BANS	2.00%	06/16/22	404,225
125,000	Newark NJ Brd of Edu Ref Sustainability Bonds	5.00%	07/15/22	125,923
700,000	NJ St Covid-19 Go Emergency Bonds, Ser A	4.00%	06/01/23	712,346
25,000	NJ St Econ Dev Auth Ref, Ser A, BAM	5.00%	06/15/23	25,794

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Jersey (Continued)
$1,000,000	NJ St Econ Dev Auth Rev Prerefunded Ref Sch Facs Constr, Ser NN	5.00%	03/01/27	$1,024,874
50,000	NJ St Econ Dev Auth Rev Sch Facs Constr, Ser KK	5.00%	03/01/23	50,517
500,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev Sr Bonds, Ser B, AMT	5.00%	12/01/22	509,091
100,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev Sr, Ser 2015-1A, AMT	5.00%	12/01/24	105,130
255,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev, Ser B, AMT	5.00%	12/01/23	264,847
115,000	NJ St Hlthcare Facs Fing Auth Rev Ref Barnabas Hlth, Ser A	4.00%	07/01/26	115,503
225,000	NJ St Transprtn Trust Fnd Auth Transn Sys, Ser B, AMBAC	5.25%	12/15/22	229,787
500,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser AA	5.00%	06/15/23	502,159
280,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser AA	4.00%	06/15/27	280,884
850,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser AA	5.00%	06/15/28	853,670
300,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser AA	4.00%	06/15/31	300,947
850,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser AA	5.00%	06/15/32	853,670
830,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser A	5.00%	06/15/42	833,633
1,500,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser A, AGM	5.25%	12/15/22	1,532,286
				11,443,752
	New Mexico – 0.8%
550,000	Farmington NM Poll Control Rev Ref Pub Svc Company Proj Remk, Ser B (Mandatory put 06/01/22)	2.13%	06/01/40	549,852
750,000	Farmington NM Poll Control Rev Var Ref Pub Svc Co of NM Remk, Ser F, AMT (Mandatory put 06/01/22)	1.20%	06/01/40	749,266
200,000	NM St Fin Auth St Transprtn Rev Ref Sr Lien, GARVEE	5.00%	06/15/22	200,900
				1,500,018
	New York – 9.9%
100,000	Build NYC Res Corp NY Rev Acad Leadership Chrt Sch Proj	4.00%	06/15/23	100,764
665,000	E Hampton NY Union Free Sch Dist, TANS	1.50%	06/24/22	664,893
600,000	Long Beach NY, BAM	2.00%	09/15/22	601,055
245,000	Met Transprtn Auth NY Rev Ref, Ser F	5.00%	11/15/23	248,574
370,000	Met Transprtn Auth NY Rev Transprtn, Ser A-1	5.00%	11/15/23	383,876
125,000	Met Transprtn Auth NY Rev Transprtn, Ser B	5.00%	11/15/22	126,958
215,000	Met Transprtn Auth NY Rev Transprtn, Ser E	5.00%	11/15/22	218,367
1,750,000	Met Transprtn Auth NY Rev, Ser A-1, BANS	5.00%	02/01/23	1,781,206
2,805,000	Met Transprtn Auth NY Rev, Ser B-1, BANS	5.00%	05/15/22	2,808,189
75,000	New York City NY Transitional Fin Auth Rev Future Tax Subord Bonds, Ser C-1	5.00%	05/01/22	75,000
180,000	Niagara Cnty NY Tobacco Asset Securitization Corp Tobacco As Ref Asset Bkd Bds	5.00%	05/15/22	180,170
2,000,000	NY City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds Var, Ser F-2 (Mandatory put 07/01/25)	0.60%	05/01/61	1,845,063
1,630,000	NY City NY Hsg Dev Corp Rev, Ser A	5.00%	07/01/25	1,684,190
2,150,000	NY NY Adj Fiscal 2020, Subser B-3 (a)	0.64%	10/01/46	2,150,000
1,000,000	NY NY Var Fiscal 2021 Remk, Ser 3 (a)	0.63%	04/01/42	1,000,000
100,000	NY NY, Ser C	5.00%	08/01/23	100,844
250,000	NY St Dorm Auth Revs Non St Supported Debt Ref, Ser 1	5.00%	01/15/23	255,473
285,000	NY St Dorm Auth Revs Non St Supported Debt Sch Dists Fing Prog, Ser A	5.00%	10/01/22	288,534
125,000	NY St Hsg Fin Agy Affordable Hsg, Ser E	2.13%	11/01/23	124,495
235,000	NY St Hsg Fin Agy Sustainability Bonds, Ser N	1.45%	05/01/23	233,491
180,000	NY St Hsg Fin Agy Sustainability Bonds, Ser Q	1.35%	11/01/23	177,081
1,000,000	NY St Mtge Agy Homeowner Mtge Rev, Ser 183, AMT	3.75%	04/01/23	1,011,368
175,000	NY St Mtge Agy Rev Mtge, 55th Ser, AMT	2.65%	10/01/23	174,671
265,000	NY St Mtge Agy Rev, Ser 51	2.25%	10/01/23	263,954

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$410,000	NY St Transprtn Dev Corp Spl Fac Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser A, AMT	5.00%	12/01/22	$415,646
245,000	Onondaga NY Civic Dev Corp Le Moyne Clg Proj	5.00%	07/01/23	251,936
255,000	Onondaga NY Civic Dev Corp Le Moyne Clg Proj	5.00%	07/01/24	266,358
155,000	Port Auth of NY & NJ NY Ref Consol Ser 186, AMT	5.00%	10/15/22	157,324
250,000	Port Auth of NY & NJ NY Ref Consol, Ser 188, AMT	5.00%	05/01/22	250,000
245,000	Port Auth of NY & NJ NY Ref Consolidated Bonds Two Hundred Second, AMT	5.00%	10/15/22	248,673
580,000	Port Auth of NY & NJ NY Ref, Ser 207, AMT	5.00%	09/15/23	601,231
175,000	Rochester NY, Ser II, BANS	2.00%	08/03/22	175,346
80,000	Rye City NY Sch Dist Ref	5.00%	05/15/22	80,101
370,000	Washingtonville NY Centrl Sch dist Ref Sub, Ser A-2	5.00%	07/15/22	372,747
85,000	York NY Green Bond, BAM	2.50%	08/15/22	85,252
				19,402,830
	North Carolina – 0.3%
220,000	NC St Capital Facs Fin Agy Eductnl Facs Rev Ref High Point Univ	3.00%	05/01/22	220,000
105,000	NC St Estrn Muni Pwr Agy Pwr Sys Rev, Ser A	5.00%	01/01/23	105,636
40,000	NC St Estrn Muni Pwr Agy Pwr Sys Rev, Ser A	5.00%	01/01/24	40,243
250,000	Thomasville NC Comb Enterprise Sys Rev Ref, AGM	4.75%	05/01/28	250,000
				615,879
	North Dakota – 1.3%
210,000	Bismarck ND Pub Sch Dist #1, Ser B	4.00%	05/01/22	210,000
1,500,000	Cass Cnty ND Jt Wtr Res Dist, Ser A	0.48%	05/01/24	1,428,341
50,000	Grand Forks ND Hlthcare Sys Rev Altru Hlth System Ref	5.00%	12/01/23	52,065
350,000	W Fargo ND Ref, Ser A	2.00%	05/01/22	350,000
440,000	Williston ND Cnty Wide Pub Safety Sales Tax Rev Ref, Ser A	5.00%	07/15/22	442,541
				2,482,947
	Ohio – 5.3%
135,000	American Muni Pwr OH Inc OH Rev Ref Combined Hydroelec Proj, Ser A	5.00%	02/15/23	138,027
175,000	American Muni Pwr OH Inc OH Rev Ref Prairie St Energy Cmps Proj, Ser A	5.00%	02/15/23	178,923
200,000	Buckeye OH Tobacco Stlmt Fing Auth Cap Apprec Asset Sr Conv, Ser A-3	6.25%	06/01/37	200,791
150,000	Butler Cnty OH Hosp Facs Ref UC Hlth	4.00%	11/15/23	153,672
2,195,000	Gahanna Jefferson OH City Sch Dist Sch Facs Constr & Impt Bonds, Ser 2021, AGM	2.00%	12/01/22	2,195,242
1,500,000	Gallia Cnty OH Hosp Facs Rev Ref & Impt Holzer Hlth Sys Oblig Grp, Ser A	8.00%	07/01/42	1,515,445
100,000	Hamilton Cnty OH Hosp Facs Rev Trihealth Inc, Ser A	5.00%	08/15/22	101,014
200,000	Hicksville OH Exempted Vlg Sch Dist Ref Sch Impt	3.00%	12/01/24	200,285
280,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	5.00%	08/01/23	289,830
100,000	NE OH Med Univ Gen Recpts Ref, Ser A	3.00%	12/01/22	100,617
500,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj Remk, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	485,221
1,500,000	OH St Turnpike Commn Junior Lien Infra Projs, Ser A-1	5.25%	02/15/39	1,536,209
240,000	OH St Voting System Acq Proj, COPS	5.00%	09/01/22	242,820
3,000,000	Olmsted Falls OH, BANS	1.25%	06/09/22	2,998,879
				10,336,975

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Oklahoma – 1.6%
$2,700,000	OK St Dev Fin Auth Gilcrease Expressway W Proj P3 Proj, AMT	1.63%	07/06/23	$2,654,876
465,000	Tulsa OK Arpts Impt Trust Ref, Ser A, AMT, BAM	5.00%	06/01/22	466,224
				3,121,100
	Oregon – 0.1%
105,000	Salem OR Hosp Fac Auth Rev Ref Capital Manor Proj	5.00%	05/15/23	107,044
	Pennsylvania – 3.7%
150,000	Allegheny Vly PA Jt Sewage Auth Green Bond, BAM	4.00%	08/01/22	150,937
200,000	Berks Cnty PA Indl Dev Auth Hlth Sys Rev Ref Tower Hlth Proj	5.00%	11/01/22	201,917
520,000	Coatesville PA Area Sch Dist Unrefunded Ref, AGM	5.00%	08/01/22	524,446
50,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/22	50,000
55,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/23	56,202
800,000	Exeter Twp PA Sch Dist Ref, Ser A	5.00%	05/15/22	801,026
235,000	Monroeville PA Fin Auth Upmc Rev Ref, Ser B	5.00%	02/15/23	239,921
180,000	Monroeville PA Fin Auth Upmc Rev Ref, Ser B	3.50%	07/01/23	182,295
1,340,000	N Wales PA Wtr Auth Ref	3.00%	11/01/23	1,352,092
125,000	PA St Econ Dev Fing Auth Pkg Sys Rev Capitol Region Pkg Sys Sr, Ser A, AGM	5.00%	01/01/23	127,415
750,000	PA St Econ Dev Fing Auth Solid Waste Disposal Rev Var Draw Down Rep Svcs Inc, Ser B-2 , AMT (Mandatory put 07/15/22)	0.30%	04/01/49	747,572
925,000	PA St Hgr Eductnl Facs Auth Rev Univ PA Hlth Sys, Ser A	5.00%	08/15/26	934,516
175,000	PA St Hgr Eductnl Facs Auth Rev Univ PA Hlth Sys, Ser A	5.00%	08/15/31	176,800
270,000	PA St Intergovtl Cooperation Auth Ref Philadelphia Fdg Prog	5.00%	06/15/22	271,209
165,000	Philadelphia PA Ref, Ser A	5.00%	07/15/22	166,212
215,000	Philadelphia PA Ref, Ser A	5.00%	08/01/23	222,548
200,000	Riverside PA Sch Dist Ref, BAM	2.00%	10/15/22	200,276
225,000	Riverside PA Sch Dist Ref, BAM	3.00%	10/15/23	227,077
300,000	Riverside PA Sch Dist Ref, BAM	4.00%	10/15/24	310,269
275,000	Riverside PA Sch Dist Ref, BAM	4.00%	10/15/25	286,900
70,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/22	70,493
				7,300,123
	Rhode Island – 0.3%
625,000	Cranston RI, Ser 1, BANS	1.00%	08/23/22	624,156
	South Carolina – 0.9%
150,000	Anderson SC Wtr & Swr Sys Rev Ref, AGM	3.00%	07/01/27	150,409
500,000	Berkeley Cnty SC Sch Dist Installment Pur Rev Ref Securing Assets for Edu, Ser A	5.00%	12/01/27	519,229
115,000	N Charleston SC Pub Facs Corp Installment Pur Rev, Ser B	5.00%	06/01/22	115,337
370,000	SC St Pub Svc Auth Rev Ref Obligs, Ser C	5.00%	12/01/22	376,965
100,000	SC St Pub Svc Auth Rev Ref, Ser B	5.00%	12/01/22	101,882
560,000	SC St Pub Svc Auth Rev Santee Cooper, Ser D	5.00%	12/01/43	561,679
				1,825,501
	South Dakota – 0.2%
355,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/22	360,900
	Tennessee – 2.0%
5,000	Jackson TN Hosp Rev Prerefunded Ref Jackson Madison Cnty Hosp	5.00%	04/01/23	5,129

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Tennessee (Continued)
$220,000	Jackson TN Hosp Rev Unrefunded Ref Jackson Madison Cnty Hosp	5.00%	04/01/23	$225,666
250,000	Memphis TN Elec Sys Rev	5.00%	12/01/22	254,837
135,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Trevecca Nazarene Univ Proj, Ser B	4.00%	10/01/23	136,223
130,000	Mount Pleasant TN Elec Sys Rev Ref	4.00%	06/01/22	130,263
500,000	TN St Energy Acq Corp Gas Rev	5.00%	11/01/22	506,496
1,085,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/22	1,096,288
610,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/23	628,435
860,000	TN St Energy Acq Corp Gas Rev, Ser C	5.00%	02/01/23	876,035
				3,859,372
	Texas – 7.6%
40,000	Arlington TX Hgr Edu Fin Corp Edu Rev Kipp TX Inc	5.00%	08/15/23	41,415
230,000	Austin TX Cmnty Clg Dist	5.00%	08/01/22	232,075
200,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/23	204,362
305,000	Brazoria Cnty TX Muni Util Dist #55, BAM	4.00%	09/01/23	311,534
205,000	Bridgeport TX Ctfs Oblig, BAM	4.00%	08/15/22	206,472
210,000	Centrl TX Regl Mobility Auth Rev Ref Sr Lien, Ser A, AGM	5.00%	01/01/43	214,463
310,000	Clifton TX Hgr Edu Fin Corp Edu Rev Idea Pub Sch, Ser T	5.00%	08/15/22	312,777
150,000	Corsicana TX Ctfs Oblig	4.00%	02/15/23	151,864
100,000	Dallas Fort Worth TX Intl Arpt Rev Jt Impt, Ser B, AMT	5.00%	11/01/34	101,627
100,000	Dallas TX Wtrwks & Swr Sys Rev Ref, Ser A	5.00%	10/01/37	101,448
90,000	Dallas TX Wtrwks & Swr Sys Rev Unrefunded Ref, Ser A	5.00%	10/01/29	91,303
300,000	Denton Cnty TX Fresh Wtr Sply dist #10, AGM	2.00%	09/01/22	300,399
200,000	Gulfgate Redev Auth TX Tax Incr Contract Rev Ref, AGM	4.00%	09/01/22	201,540
145,000	Harris Cnty TX Muni Util Dist #397 Ref Green Bond, BAM	4.00%	05/01/22	145,000
150,000	Houston TX Ref Pub Impt, Ser A	5.00%	03/01/24	157,244
425,000	Kaufman Cnty TX Muni Util Dist #5, BAM	4.00%	03/01/23	431,502
1,990,000	Love Field TX Arpt Modernization Corp Spl Facs Rev Southwest Airls Co Proj	5.00%	11/01/22	2,014,390
150,000	Lower CO River TX Auth Trans Contract Rev Ref Lcra Trans Svcs	5.00%	05/15/25	150,190
115,000	Lower CO River TX Auth Trans Contract Rev Ref Lcra Trans Svcs Corp Proj	5.00%	05/15/23	118,356
125,000	Lower Colorado River TX Auth Rev Unrefunded Ref, Ser A	5.00%	05/15/32	125,157
140,000	Lower Colorado River TX Auth Rev Unrefunded Ref, Ser A	5.00%	05/15/36	140,175
430,000	Lower Colorado River TX Auth Rev Unrefunded Ref, Ser B	5.00%	05/15/23	430,539
85,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs	5.00%	05/15/22	85,108
265,000	Mclendon Chisholm TX Spl Assmnt Rev Ref Sonoma Pub Impt Dt Phase 1 Proj, BAM	4.00%	09/15/23	268,790
420,000	Montgomery Cnty TX Muni Util Dist #105, BAM	4.63%	09/01/23	432,240
430,000	Montgomery Cnty TX Muni Util Dist #105, BAM	4.63%	09/01/24	450,223
125,000	Mueller TX Loc Govt Corp Contract Rev Tax Incr	5.00%	09/01/22	126,382
165,000	New Hope Cultural Edu Facs Fincorp Tx Edu Rev Ref Jubilee Acad Ctr (b)	4.00%	08/15/22	165,203
130,000	Newark Hgr Edu Fin Corp TX Edu Rev The Hughen Ctr Inc, Ser A	4.00%	08/15/23	132,964
300,000	NW Harris Cnty TX Muni Util Dist #5 Ref, BAM	4.00%	05/01/23	305,443
335,000	SA Energy Acq Pub Fac Corp TX Gas Sply Rev Gas Sply Rev	5.50%	08/01/22	337,979
185,000	Sienna Plantation TX Muni Util Dist #5 Contract Rev, BAM	4.50%	11/01/22	187,547
120,000	Sienna Plantation TX Muni Util Dist #5 Contract Rev, BAM	4.50%	11/01/22	121,652
180,000	Sienna Plantation TX Muni Util Dist #5 Contract Rev, BAM	4.50%	11/01/22	182,478
125,000	Splendora TX Indep Sch Dist Ref Sch Bldg, Ser B	5.00%	02/15/23	128,079

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$395,000	Stafford TX Econ Dev Corp Sales Tax Rev Ref, BAM	5.00%	09/01/23	$408,962
2,000,000	Tender Option Bond Trust Recpts / Ctfs Various States Floaters, Ser 2021-XF1226 (a) (b)	0.47%	08/15/27	2,000,000
120,000	Trinity River TX Auth Red Oak Creek Sys Rev Red Oak Creek System	5.00%	02/01/23	122,768
360,000	TX St Muni Gas Acq & Sply Corp Gas Sply Rev Ref	5.00%	12/15/22	365,458
1,545,000	TX St Muni Gas Acq & Sply Corp I Gas Sply Rev Sr Lien, Ser A	5.25%	12/15/22	1,573,257
290,000	TX St Muni Gas Acq & Sply Corp I Gas Sply Rev Sr Lien, Ser A	5.25%	12/15/23	301,004
295,000	TX St Transprtn Commissionst Hwy Fund Rev Ref 1st Tier	5.00%	10/01/22	299,333
315,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref 1st Tier, Ser A	5.00%	08/15/41	318,241
150,000	Viridian TX Muni Mgmt Dist Unlimited Tax Road Impt Bonds, BAM	4.00%	12/01/22	151,870
250,000	Viridian TX Muni Mgmt Dist Unlimited Tax Road Impt Bonds, BAM	4.00%	12/01/23	256,201
				14,905,014
	Utah – 0.1%
105,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Acdmy	4.00%	04/15/23	106,779
	Virginia – 2.0%
100,000	Albemarle Cnty VA Econ Dev Auth Pub Fac Rev, Ser B	5.00%	06/01/22	100,300
100,000	Norfolk VA Wtr Rev Prerefunded Ref	5.00%	11/01/22	100,000
585,000	Richmond VA Met Auth Expressway Rev Unrefunded Ref, NATL-RE	5.25%	07/15/22	588,978
100,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	5.00%	06/01/22	100,247
100,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	5.00%	06/01/23	102,444
175,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	5.00%	06/01/24	181,737
195,000	VA St Res Auth Infra Rev Prerefunded VA Pooled Fing Auth, Ser A	5.00%	11/01/31	198,319
820,000	VA St Small Busn Fing Auth Rev Sr Lien Elizabeth River Crossings Opco LLC Proj	6.00%	01/01/37	825,727
1,500,000	VA St Small Busn Fing Auth Rev Sr Lien Elizabeth River Crossings Opco LLC Proj	5.50%	01/01/42	1,509,302
240,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Ref Lifespire of VA	3.00%	12/01/22	239,601
				3,946,655
	Washington – 1.2%
200,000	Centrl WA Univ Sys Rev, AGM	5.00%	05/01/23	205,526
120,000	Energy NW WA Elec Rev Ref Columbia Generating Station, Ser A	5.00%	07/01/22	120,727
120,000	Energy NW WA Elec Rev Ref, Ser A	5.00%	07/01/22	120,727
1,500,000	King Cnty WA Swr Rev Ref & Impt, Ser B	5.00%	07/01/39	1,549,634
100,000	Port of Seattle WA Rev Intermediate Lien, AMT	5.00%	04/01/23	102,530
100,000	WA St Hlthcare Facs Auth Ref Seattle Childrens Hosp, Ser B	5.00%	10/01/25	101,427
200,000	Yakima WA, Ser A	5.00%	06/01/22	200,592
				2,401,163
	West Virginia – 0.3%
175,000	Morgantown WV Comb Util Sys Rev Ref Green Bonds, Ser A, BAM	3.00%	12/01/22	176,281
495,000	WV St Wtr Dev Auth Infra Rev Ref W VA Infra & Jobs Dev Council Prog, Ser A	5.00%	10/01/22	502,353
				678,634

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin – 5.9%
$200,000	Brown Cnty WI Ref, AMT	4.00%	11/01/22	$202,164
75,000	Kaukauna WI Elec Sys Rev Ref, BAM	4.00%	12/15/22	76,024
725,000	Milwaukee WI Promissory & Corporate Notes, Ser N2	5.00%	05/01/22	725,000
795,000	Milwaukee WI Promissory Nts, Ser N1	5.00%	02/01/23	812,202
100,000	Milwaukee WI Promissory Nts, Ser N2	5.00%	05/15/22	100,119
410,000	Milwaukee WI Ref Prom Nts, Ser N2	4.00%	03/15/25	423,797
380,000	Milwaukee WI Ref Promissory Nts, Ser N4	5.00%	04/01/23	389,543
490,000	Milwaukee WI Ref Promissory Nts, Ser N4	5.00%	04/01/24	511,670
1,245,000	Pub Fin Auth WI Chrt Sch Rev Voyager Fndtn Inc Proj, Ser A	5.13%	10/01/45	1,263,142
65,000	Pub Fin Auth WI Edu Rev Coral Acdmy of Science Las Vegas, Ser A	4.00%	07/01/23	65,580
170,000	Pub Fin Auth WI Hosp Rev Ref Renown Regl Med Ctr Proj, Ser A	5.00%	06/01/22	170,501
1,907,000	Tender Option Bond Trust Recpts / Ctfs Various States Floaters, Ser 2020-XF2869 (a) (b)	0.66%	11/01/25	1,907,000
1,435,000	Tender Option Bond Trust Recpts / Ctfs Various States Floaters, Ser 2020-XF2887 (a) (b)	0.66%	06/15/38	1,435,000
2,000,000	Waukesha WI, Ser C, NANS	3.00%	07/01/23	2,012,925
55,000	WI St Hlth & Eductnl Facs Auth Rev Ref Saint John’s Cmntys Inc, Ser B	3.00%	09/15/22	55,064
165,000	WI St Hlth & Eductnl Facs Auth Rev Ref Saint John’s Cmntys Inc, Ser B	3.00%	09/15/23	165,348
650,000	WI St Hlth & Eductnl Facs Auth Rev Ref St Johns Cmntys Inc, Ser B	5.00%	09/15/37	658,088
150,000	WI St Hlth & Eductnl Facs Auth Rev Three Pillars Sr Living Cmntys, Ser A	4.00%	08/15/23	152,343
100,000	WI St Transprtn Rev Prerefunded, Ser 1	5.00%	07/01/25	103,309
50,000	WI St Unrefunded Ref, Ser 2	5.00%	05/01/27	50,000
50,000	WI St, Ser A	5.00%	05/01/24	50,000
190,000	WI St, Ser A	4.00%	05/01/29	190,000
110,000	WI St, Ser A	5.00%	05/01/30	110,000
				11,628,819

Total Investments – 95.4%	187,153,919
(Cost $188,964,827)
Net Other Assets and Liabilities – 4.6%	8,958,623
Net Assets – 100.0%	$196,112,542

(a)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2022, securities noted as such amounted to $8,098,814 or 4.1% of net assets.
(c)	Zero coupon bond.

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
BHAC-CR	Berkshire Hathaway Assurance Corp. Custodial Receipts
COPS	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
GARVEE	Grant Anticipation Revenue Vehicle
NANS	Note Anticipation Notes
NATL-RE	National Public Finance Guarantee Corp.
TANS	Tax Anticipation Notes

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 4/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 187,153,919	$ —	$ 187,153,919	$ —

*	See Portfolio of Investments for state breakout.

Additional Information
First Trust Exchange-Traded Fund III
April 30, 2022 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.